FELLOW SHAREHOLDERS:

                                                                    May 14, 2001

      Dramatic shifts in the U. S. economy have contributed to a difficult period for stock investors. The S&P 500, representing large-capitalization stocks, lost 12.07% during the six months ended April 30, 2001. Medium-sized companies fared somewhat better, with the S&P MidCap 400--representing 400 companies with an average market capitalization of $2 billion--losing 1.40% during the same period. Small-capitalization growth companies, represented by the Russell 2000 Growth Index, fell 17.34%.

      Underlying the market's volatility and overall weakness is the dramatic slowdown in the economy. Gross domestic product (GDP) grew a mere 1% in the fourth quarter of 2000 and an estimated 2% for the quarter ended March 31, 2001. By comparison, the fourth quarter GDP growth in 1999 was 8.3%. In this environment, a large number of companies reported lower-than-expected quarterly earnings and the 12-month earnings outlook for S&P 500 companies was revised downwards.

      The downward earnings revisions caused stock prices to fall. Growth stocks, which typically trade at higher price-to-earnings ratios compared to the market average, suffered the greatest declines. For example, the Russell 2000 Growth Index total return was -26.36% for the five months ended March 31st, compared to -8.89% for the broader-based Russell 2000 Index. Declines in high-growth emerging technology and Internet stocks were further exacerbated by a cyclical downturn in the technology sector, reflected in the 45.39% drop in the NASDAQ Composite during the same five month period.

      Investor uncertainty about whether the economy might slip into a recession--and whether or not the Federal Reserve was acting aggressively enough to engineer a "soft" landing--was another factor affecting the market's extreme volatility in recent months. Higher energy prices and the ongoing energy crisis in California may also have contributed to the market's decline during the first three months of the year. During the winter months, natural gas prices had risen nearly three-fold compared to a year earlier, acting as a tax on consumer spending.

A BRIGHTER OUTLOOK AHEAD

      The economic picture in early April was not considerably brighter than it was at the start of the year. The employment report released on April 6 showed a net loss in jobs for the first time since the start of this current slowdown. On the same day, California's largest electric utility, Pacific Gas & Electric, filed for bankruptcy. However, most market indexes recovered ground during the month. The S&P 500 rose 7.77% in April, while the Russell 2000 Growth Index gained 12.24%.

      Several factors contributed to the market's rebound. First, the 2% GDP growth recorded in the first quarter was stronger than the 0% to 1% growth rate that many observers had been expecting. While later revisions may push this figure lower, the report suggested that the U. S. economy was not as weak as some had envisioned.

      A second factor is that the Federal Reserve's aggressive easing of monetary policy will likely result in stronger economic activity in the second half of the year. Since the beginning of the year, the Federal Open Market Committee ("FOMC") has lowered short-term interest rates a full 2%. The most recent rate cut in late April, had a direct effect on the stock market and may indicate a new willingness by the Federal Reserve to recognize the importance of stable financial markets to the economic recovery. Equally important, the passage of proposed tax legislation would be favorable for the economy. At the end of April, both the House and the Senate passed tax bills that provide a substantial portion of President Bush's requested tax relief, paving the way for a compromise resolution of between $1.2 trillion and $1.6 trillion, including retroactive tax cuts for this year.

      The fixed-income markets appear to be pricing in stronger growth in the second half of the year, evidenced by the recent increase in yields on long-term bonds, which rose to 5.75% at the end of April. The yield relationship between short-term and long-term bonds has now reverted to the "normal" pattern.

--------------------------------------------------------------------------------

LOOKING AHEAD

      In selecting individual securities, Fred Alger Management, Inc. focuses on companies with strong fundamentals that offer significant price appreciation potential. We believe that the current environment of lower interest rates combined with favorable fiscal policies will result in a reacceleration in corporate earnings during the latter part of 2001, with technology stocks potentially improving somewhat later in this period. We believe that our two-pronged approach to investment selection, combining bottom-up analysis of individual companies with a top-down evaluation of macro-economic factors, helps position our investment portfolios to weather market and economic cycles while continuing to provide exposure to opportunities for long-term capital appreciation.

      Respectfully submitted,

      /s/ DAVID D. ALGER
      -----------------------
      David D. Alger
      President

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

Alger LargeCap Growth Portfolio:
                  Schedule of Investments .................................    4
                  Financial Highlights ....................................    6
Alger Small Capitalization Portfolio:
                  Schedule of Investments .................................    8
                  Financial Highlights ....................................   12
Alger Balanced Portfolio:
                  Schedule of Investments .................................   14
                  Financial Highlights ....................................   18
Alger MidCap Growth Portfolio:
                  Schedule of Investments .................................   20
                  Financial Highlights ....................................   22
Alger Capital Appreciation Portfolio:
                  Schedule of Investments .................................   24
                  Financial Highlights ....................................   26
Alger Money Market Portfolio:
                  Schedule of Investments .................................   28
                  Financial Highlights ....................................   29
Statements of Assets and Liabilities ......................................   30
Statements of Operations ..................................................   31
Statements of Changes in Net Assets .......................................   32
Notes to Financial Statements .............................................   34

THE ALGER FUND                                                               -4-
ALGER LARGECAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2001


COMMON STOCKS--94.6%                                    SHARES         VALUE
                                                        ------         -----
ADVERTISING--.9%
Omnicom Group Inc.+ ................................    118,500    $ 10,410,225
                                                                   ------------
AEROSPACE--2.8%
General Dynamics Corporation .......................    172,600      13,304,007
United Technologies Corporation ....................    238,850      18,649,408
                                                                   ------------
                                                                     31,953,415
                                                                   ------------
AUTOMOTIVE--.2%
Harley-Davidson, Inc.+ .............................     56,650       2,610,999
                                                                   ------------
BIO-TECHNOLOGY RESEARCH & PRODUCTION--3.1%
Amgen Inc.* ........................................    575,500      35,186,070
                                                                   ------------
CABLE--1.1%
Comcast Corp., Cl. A Special* ......................    284,200      12,479,222
                                                                   ------------
COMMUNICATION SERVICES--.9%
SBC Communications Inc. ............................    232,100       9,574,125
                                                                   ------------
COMMUNICATION
  EQUIPMENT----2.0%
Cisco Systems, Inc.* ...............................  1,224,000      20,783,520
Corning Incorporated ...............................    100,000       2,197,000
                                                                   ------------
                                                                     22,980,520
                                                                   ------------
COMMUNICATIONS
  TECHNOLOGY--5.0%
AOL Time Warner Inc.* ..............................    541,525      27,347,013
Nokia Corporation, ADR .............................    865,700      29,598,283
                                                                   ------------
                                                                     56,945,296
                                                                   ------------
COMPUTER RELATED &
  BUSINESS EQUIPMENT--7.2%
Dell Computer Corporation* .........................    881,650      23,134,496
EMC Corporation* ...................................    642,500      25,443,000
Sun Microsystems, Inc.* ............................  1,953,400      33,442,208
                                                                   ------------
                                                                     82,019,704
                                                                   ------------
COMPUTER SERVICES--2.7%
eBay Inc.*+ ........................................    594,000      29,985,120
                                                                   ------------
COMPUTER SOFTWARE--2.7%
Intuit Inc.* .......................................    203,000       6,504,120
Microsoft Corporation* .............................    347,000      23,509,250
                                                                   ------------
                                                                     30,013,370
                                                                   ------------
CONGLOMERATE--6.9%
General Electric Company ...........................    766,040      37,175,921
Tyco International Ltd. ............................    767,200      40,945,464
                                                                   ------------
                                                                     78,121,385
                                                                   ------------
ENERGY & ENERGY
  SERVICES--10.6%
BJ Services Company * ..............................    218,700      17,988,075
Calpine Corporation * ..............................    207,800      11,842,522
Duke Energy Corporation ............................    241,100      11,273,836
Halliburton Company+ ...............................    623,900      26,958,719
Nabors Industries, Inc.* ...........................    298,350      17,787,627
Smith International, Inc.*+ ........................     73,250       5,947,168
Transocean Sedco Forex Inc. ........................    527,200      28,616,415
                                                                   ------------
                                                                    120,414,362
                                                                   ------------
FINANCIAL SERVICES--8.4%
Citigroup Inc. .....................................    719,633      35,369,962
Marsh & McLennan
  Companies, Inc. ..................................    184,300      17,773,892
Merrill Lynch & Co., Inc. ..........................    360,000      22,212,000
Schwab (Charles) Corporation (The) .................    435,975       8,632,305
Stilwell Financial, Inc. ...........................    371,400      10,945,158
                                                                   ------------
                                                                     94,933,317
                                                                   ------------
FOOD & BEVERAGES--2.9%
Philip Morris Companies Inc. .......................    649,300      32,536,423
                                                                   ------------
FOOD CHAINS--2.8%
Kroger Co. (The)* ..................................    322,900       7,294,311
Safeway Inc.* ......................................    453,500      24,625,050
                                                                   ------------
                                                                     31,919,361
                                                                   ------------

HEALTH CARE ADMINISTRATIVE SERVICES--4.0%
Cardinal Health, Inc.+ .............................    663,700      44,733,380
                                                                   ------------
INDUSTRIAL
  EQUIPMENT--1.0%
Waters Corporation* ................................    208,900      10,904,580
                                                                   ------------
INSURANCE--2.8%
American International Group, Inc. .................    384,800      31,476,640
                                                                   ------------
MANUFACTURING--2.0%
Sanmina Corporation*+ ..............................    322,200       9,392,130
Solectron Corporation* .............................    541,800      13,788,810
                                                                   ------------
                                                                     23,180,940
                                                                   ------------
MEDIA--1.0%
Viacom Inc. Cl. B* .................................    219,400      11,421,964
                                                                   ------------
MEDICAL DEVICES--.5%
Guidant Corporation*+ ..............................    138,300       5,670,300
                                                                   ------------
MEDICAL SERVICES--1.3%
Tenet Healthcare Corporation* ......................    323,950      14,461,128
                                                                   ------------
OIL & GAS--2.8%
Exxon Mobil Corporation ............................    355,950      31,537,170
                                                                   ------------

THE ALGER FUND                                                               -5-
ALGER LARGECAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2001


COMMON STOCKS--(CONT.)                              SHARES           VALUE
                                                    ------           -----
PHARMACEUTICALS--10.1%
Abbott Laboratories .............................   227,900      $   10,570,002
American Home Products
  Corporation ...................................   594,364          34,324,521
Baxter International Inc. .......................   305,400          27,837,210
Forest Laboratories, Inc. * .....................    47,800           2,922,970
Pfizer Inc. .....................................   892,275          38,635,508
                                                                 --------------
                                                                    114,290,211
                                                                 --------------
RETAIL--8.9%
Best Buy Co., Inc.* .............................   249,000          13,707,450
Home Depot, Inc. ................................   796,900          37,533,990
Target Corporation ..............................   228,700           8,793,515
Walgreen Co. ....................................   198,750           8,502,525
Wal-Mart Stores, Inc. ...........................   622,950          32,231,433
                                                                 --------------
                                                                    100,768,913
                                                                 --------------
Total Common Stocks
  (Cost $1,046,643,525) .........................                 1,070,528,140
                                                                 --------------

                                                  Principal
Short-Term Investments--6.6%                        Amount
                                                  ---------
U.S. Government & Agency
  Obligations--4.7%
Federal Home Loan Banks,
  4.50%, 5/1/01
  (Cost $53,400,000) ........................... $ 53,400,000        53,400,000
                                                                 --------------
OTHER SHORT-TERM
  INVESTMENTS--1.9%                                 SHARES
                                                    ------
Securities Lending Quality Trust
  (Cost $21,093,157)(b) ........................   21,093,157        21,093,157
                                                                 --------------
Total Short-Term Investments
  (Cost $74,493,157) ...........................                     74,493,157
                                                                 --------------
Total Investments
  (Cost $1,121,136,682)(a) .....................        101.2%    1,145,021,297
Liabilities in Excess of Other Assets ..........         (1.2)      (13,324,816)
                                                        -----    --------------
Net Assets .....................................        100.0%   $1,131,696,481
                                                        =====    ==============






*   Non-income producing security.
+   Securities partially or fully on loan.
(a) At April 30, 2001, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,121,136,682, amounted to $23,884,615 which consisted of aggregate gross unrealized appreciation of $112,584,106 and aggregate gross unrealized depreciation of $88,699,491.
(b) Represents investment of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

THE ALGER FUND                                                               -6-
ALGER LARGECAP GROWTH PORTFOLIO (i)
Financial Highlights
For a share outstanding throughout the period

                                                                     Class A (ii)
                                          ---------------------------------------------------------------------    ----------

                                          Six Months             Year Ended October 31,               Ten Months    Six Months
                                            Ended        --------------------------------------         Ended         Ended
                                           April 30,                                                  October 31,    April 30,
                                         2001(iv)(vii)     2000           1999           1998          1997(iv)   2001(iv)(vii)
                                          ----------     --------       --------       --------        --------    ----------
Net asset value, beginning of period ..    $  14.09       $  15.47       $  12.19       $  11.58       $   9.40      $  13.58
                                           --------       --------       --------       --------       --------      --------
Net investment income (loss) ..........        (.01)(v)       (.05)(v)       (.07)(v)       (.03)(v)       (.02)         (.06)(v)

Net realized and unrealized gain (loss)
  on investments ......................       (1.57)          1.33           4.64           2.13           2.20         (1.51)
                                           --------       --------       --------       --------       --------      --------

Total from investment operations ......       (1.58)          1.28           4.57           2.10           2.18         (1.57)

Distributions from net realized gains .        (.94)         (2.66)         (1.29)         (1.49)            --          (.94)
                                           --------       --------       --------       --------       --------      --------

Net asset value, end of period ........    $  11.57       $  14.09       $  15.47       $  12.19       $  11.58      $  11.07
                                           ========       ========       ========       ========       ========      ========

Total Return (vi) .....................      (11.3%)          8.0%          40.4%          21.4%          23.2%        (11.7%)
                                           ========       ========       ========       ========       ========      ========

Ratios and Supplemental Data:

  Net assets, end of period
    (000's omitted) ...................    $283,865       $324,130       $228,896       $121,930       $ 52,307      $785,073
                                           ========       ========       ========       ========       ========      ========

  Ratio of expenses to average
    net assets ........................       1.27%          1.20%          1.21%          1.25%          1.30%         2.02%
                                           ========       ========       ========       ========       ========      ========

  Ratio of net investment income (loss)
    to average net assets .............       (.25%)         (.32%)         (.50%)         (.23%)         (.39%)        (.99%)
                                           ========       ========       ========       ========       ========      ========

  Portfolio Turnover Rate .............      46.50%         96.13%        205.94%        146.64%        128.26%        46.50%
                                           ========       ========       ========       ========       ========      ========

(i) Prior to September 29, 2000 the Alger LargeCap Growth Portfolio was the Alger Growth Portfolio.
(ii)  Initially offered January 1, 1997.
(iii) Initially offered August 1, 1997.
(iv)  Ratios have been annualized; total return has not been annualized.
(v)   Amount was computed based on average shares outstanding during the period.
(vi)  Does not reflect the effect of any sales charges.
(vii) Unaudited.




                       See Notes to Financial Statements.

                 Class B                                                   Class C (iii)
-------------------------------------------------    --------------------------------------------------------------

          Year Ended October 31,                                   Six Months                                           Three Months
-------------------------------------------------                   Ended             Year Ended October 31,                Ended
                                                                   April 30,    -----------------------------------      October 31,
  2000           1999         1998         1997        1996      2001(iv)(vii)   2000           1999          1998        1997(iv)
--------       --------     --------     --------    --------       -------     -------       -------       -------       -------
$  15.09       $  12.00     $  11.50     $   9.49    $   9.38       $ 13.57     $ 15.08       $ 12.00       $ 11.50       $ 11.98
--------       --------     --------     --------    --------       -------     -------       -------       -------       -------
    (.16)(v)       (.18)(v)     (.11)(v)     (.13)       (.08)(v)      (.06)(v)    (.16)(v)      (.18)(v)      (.11)(v)      (.02)


    1.31           4.56         2.10         2.44         .78         (1.51)       1.31          4.55          2.10          (.46)
--------       --------     --------     --------    --------       -------     -------       -------       -------       -------

    1.15           4.38         1.99         2.31         .70         (1.57)       1.15          4.37          1.99          (.48)

   (2.66)         (1.29)       (1.49)        (.30)       (.59)         (.94)      (2.66)        (1.29)        (1.49)           --
--------       --------     --------     --------    --------       -------     -------       -------       -------       -------

$  13.58       $  15.09     $  12.00     $  11.50    $   9.49       $ 11.06     $ 13.57       $ 15.08       $ 12.00       $ 11.50
========       ========     ========     ========    ========       =======     =======       =======       =======       =======

    7.2%          39.3%        20.5%        24.9%        8.1%        (11.7%)       7.2%         39.2%         20.5%         (4.0%)
========       ========     ========     ========    ========       =======     =======       =======       =======       =======




$902,091       $770,311     $390,885     $304,984    $266,207       $62,758     $65,893       $31,500       $ 3,312       $   199
========       ========     ========     ========    ========       =======     =======       =======       =======       =======


   1.96%          1.96%        2.00%        2.08%       2.08%         2.02%       1.95%         1.97%         2.00%         2.02%
========       ========     ========     ========    ========       =======     =======       =======       =======       =======


  (1.07%)        (1.26%)       (.98%)      (1.13%)      (.84%)        (.99%)     (1.08%)       (1.30%)        (.97%)       (1.43%)
========       ========     ========     ========    ========       =======     =======       =======       =======       =======

  96.13%        205.94%      146.64%      128.26%      94.91%        46.50%      96.13%       205.94%       146.64%       128.26%
========       ========     ========     ========    ========       =======     =======       =======       =======       =======

THE ALGER FUND                                                       -8-
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2001

COMMON STOCKS--90.7%                              Shares        Value
                                                  ------        -----
AIR TRANSPORT--1.1%
EGL, Inc.* ...............................        32,900     $   780,059
SkyWest, Inc. ............................        82,800       2,194,200
                                                             -----------
                                                               2,974,259
                                                             -----------
BANKS--1.2%
Southwest Bancorporation
  of Texas, Inc.* ........................       103,050       3,452,175
                                                             -----------
BIO-TECHNOLOGY RESEARCH & PRODUCTION--2.5%
Albany Molecular Research, Inc.* .........        34,300       1,081,479
Aviron* ..................................        37,900       1,865,059
Enzon, Inc.* .............................        38,900       2,319,217
IDEC Pharmaceuticals
  Corporation * ..........................        37,100       1,825,320
                                                             -----------
                                                               7,091,075
                                                             -----------
BUILDING & CONSTRUCTION--4.2%
Dal-Tile International Inc.* .............       140,350       2,091,215
D.R. Horton, Inc. ........................       169,776       4,111,975
Lennar Corporation .......................        49,000       2,144,730
NVR, Inc.* ...............................         4,545         866,367
Toll Brothers, Inc.* .....................        73,500       2,609,250
                                                             -----------
                                                              11,823,537
                                                             -----------
COMMERCIAL SERVICES--1.2%
Corporate Executive Board Co.* ...........        99,000       3,290,760
                                                             -----------
COMMUNICATION
  EQUIPMENT--1.1%
ONI Systems Corp.* .......................        67,800       2,436,054
                                                             -----------
                                                               3,174,929
                                                             -----------
COMMUNICATIONS
  TECHNOLOGY--1.4%
Avocent Corporation* .....................        51,100       1,271,879
Digital Lightwave, Inc.* .................        60,600       2,551,260
                                                             -----------
                                                               3,823,139
COMPUTER SERVICES--3.3%
Exult Inc.*+ .............................       264,300       2,418,345
Informatica Corporation* .................        66,700       1,684,175
Micromuse Inc.* ..........................        69,350       3,432,825
Netegrity, Inc.* .........................        44,350       1,773,557
                                                             -----------
                                                               9,308,902
                                                             -----------
COMPUTER SOFTWARE--4.7%
Advent Software, Inc.* ...................        26,000       1,455,480
Manugistics Group, Inc.* .................       133,700       4,535,104
Mercury Interactive Corporation* .........        48,700       3,221,505
Openwave Systems Inc.* ...................       118,700       4,108,207
                                                             -----------
                                                              13,320,296
                                                             -----------
COMPUTER
  TECHNOLOGY--2.2%
Flextronics International Ltd.* ..........       133,100       3,579,059
Research in Motion Limited*+ .............        78,600       2,666,111
                                                             -----------
                                                               6,245,170
                                                             -----------
CONSUMER PRODUCTS--1.9%
Blyth Inc. ...............................        57,200       1,309,880
Church & Dwight Co. Inc. .................        94,200       2,259,857
Furniture Brands International Inc.* .....        74,550       1,690,049
                                                             -----------
                                                               5,259,786
                                                             -----------
CONTAINERS--.1%
Mobile Mini, Inc.* .......................        10,100         298,960
                                                             -----------
DIVERSIFIED FINANCIAL
  SERVICES--1.1%
BISYS Group, Inc. (The)* .................        63,680       3,069,376
                                                             -----------
EDUCATION--3.9%
Career Education Corporation* ............        67,100       3,378,485
Corinthian Colleges, Inc.* ...............       111,000       4,551,000
Education Management
  Corporation ............................        47,100       1,471,875
Strayer Education, Inc. ..................        34,700       1,446,990
                                                             -----------
                                                              10,848,350
                                                             -----------

ELECTRONICS--2.9%
DDi Corp.* ...............................       103,900       2,552,823
Keithley Instruments, Inc. ...............        62,100       1,648,755
Mettler-Toledo International Inc.* .......        27,900       1,234,575
Plexus Corp.* ............................        84,600       2,598,912
                                                             -----------
                                                               8,035,065
                                                             -----------
ENERGY--2.4%
Arch Coal, Inc. ..........................        36,400       1,126,580
FuelCell Energy, Inc.*+ ..................        22,140       1,525,446
Swift Energy Company* ....................        52,400       1,669,464
Veritas DGC Inc.* ........................        72,300       2,349,750
                                                             -----------
                                                               6,671,240
ENERGY & ENERGY
  SERVICES--4.8%
Aquila, Inc.*+ ...........................        36,200       1,097,222
BJ Services Company * ....................        75,950       6,246,888
Horizon Offshore, Inc.* ..................        50,650       1,228,263
Smith International, Inc.* ...............        62,100       5,041,899
                                                             -----------
                                                              13,614,272
                                                             -----------

FINANCIAL INFORMATION
  SERVICES--1.8%
FactSet Research Systems Inc. ............       143,700       5,101,350
                                                             -----------

THE ALGER FUND                                                -9-
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2001


COMMON STOCKS--(CONT.)                       Shares     Value
                                             ------     -----
FINANCIAL SERVICES--2.1%
Boston Private Financial
  Holdings, Inc. ....................        41,700   $   817,320
Investors Financial Services Corp. ..        45,900     3,283,686
NCO Group, Inc.* ....................        29,100       785,700
UCBH Holdings, Inc. .................        40,100     1,107,562
                                                      -----------
                                                        5,994,268
                                                      -----------
FOOD & BEVERAGES--.7%
Constellation Brands, Inc.* .........        29,900     1,950,975
                                                      -----------
HEALTH CARE--1.7%
Express Scripts Inc. Cl. A* .........        50,080     4,251,792
IMPATH Inc.* ........................        19,700       616,215
                                                      -----------
                                                        4,868,007
                                                      -----------
HEALTH CARE FACILITIES--3.7%
Laboratory Corporation
  of America Holdings* ..............        56,600     7,980,600
LifePoint Hospitals, Inc.* ..........        67,000     2,326,240
                                                      -----------
                                                       10,306,840
                                                      -----------
HEALTH CARE MANAGEMENT SERVICES--1.4%
MID Atlantic Medical
  Services, Inc.* ...................       110,700     2,250,531
Orthodontic Centers
  of America, Inc.* .................        67,095     1,828,339
                                                      -----------
                                                        4,078,870
                                                      -----------
HOTELS--.6%
Orient-Express Hotels Ltd. Cl. A*+ ..        91,250     1,551,250
                                                      -----------
INVESTMENT MANAGEMENT COMPANIES--3.4%
Affiliated Managers Group, Inc.* ....        75,550     4,247,421
BlackRock, Inc. Cl. A* ..............        81,100     2,741,180
Federated Investors, Inc. Cl. B .....        90,950     2,651,193
                                                      -----------
                                                        9,639,794
                                                      -----------
LEISURE &
  ENTERTAINMENT--1.5%
Bally Total Fitness Holding
  Corporation* ......................        55,350     1,516,590
Callaway Golf Company ...............       116,350     2,822,651
                                                      -----------
                                                        4,339,241
                                                      -----------
MACHINERY--OIL WELL
  EQUIPMENT & SERVICES--3.0%
Patterson Energy, Inc.* .............       113,330     3,906,485
UTI Energy Corp.* ...................       127,500     4,386,000
                                                      -----------
                                                        8,292,485
                                                      -----------
MEDICAL & DENTAL
  INSTRUMENTS &
  SUPPLIES--1.2%
Cytyc Corporation* ..................       146,700     3,454,785
                                                      -----------
MEDICAL DEVICES--.8%
Inverness Medical Technology Inc.* ..        62,800     2,198,000
                                                      -----------
MEDICAL SERVICES--2.8%
Accredo Health, Incorporated* .......        47,400     1,614,444
Province Healthcare Company* ........       123,350     3,160,227
RehabCare Group, Inc.* ..............        79,858     2,998,668
                                                      -----------
                                                        7,773,339
                                                      -----------
MEDICAL TECHNOLOGY--.4%
Cerner Corporation* .................        25,000     1,125,750
                                                      -----------
METAL FABRICATING--2.5%
Shaw Group Inc. (The)* ..............       122,550     6,985,350
                                                      -----------

OIL & GAS--4.2%
Cabot Oil & Gas Corporation .........        48,625     1,406,235
Cross Timbers Oil Company ...........        38,950     1,057,493
Grey Wolf, Inc.* ....................       383,350     2,453,440
Mitchell Energy &
  Development Corp. .................        30,500     1,692,750
St. Mary Land & Exploration
  Company ...........................        63,400     1,575,490
Spinnaker Exploration Company* ......        81,170     3,693,235
                                                      -----------
                                                       11,878,643
                                                      -----------
PHARMACEUTICALS--2.1%
AmeriSource Health
  Corporation Cl. A* ................       111,100     5,999,400
                                                      -----------
PRODUCTION TECHNOLOGY EQUIPMENT--1.5%
DuPont Photomasks, Inc.* ............        49,829     2,780,458
Photronics Inc.* ....................        45,200     1,297,692
                                                      -----------
                                                        4,078,150
                                                      -----------
RESTAURANTS--4.6%
California Pizza Kitchen, Inc.* .....        93,000     1,999,500
CEC Entertainment Inc.* .............        57,600     2,952,000
Cheesecake Factory Incorporated* ....       145,650     5,543,439
Ruby Tuesday, Inc. ..................       106,850     2,035,493
Sonic Corp.* ........................        13,200       367,884
                                                      -----------
                                                       12,898,316
                                                      -----------

THE ALGER FUND                                                              -10-
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2001


Common Stocks--(CONT.)                       Shares        Value
                                             ------        -----
RETAIL--4.6%
Abercrombie & Fitch Co., Cl. A * ....        74,600     $ 2,484,180
American Eagle Outfitters Inc.* .....        63,950       2,380,219
Coach, Inc.* ........................        47,400       1,537,656
Insight Enterprises Inc.* ...........         6,400         170,880
Pacific Sunwear of California Inc. *         93,000       2,590,980
Tweeter Home Entertainment
  Group, Inc.* ......................        73,980       1,850,240
Whole Foods Market, Inc.* ...........        26,100       1,268,460
Yankee Candle Company, Inc. (The)*+ .        28,250         538,163
                                                        -----------
                                                         12,820,778
                                                        -----------
SCIENTIFIC EQUIPMENT &
  SUPPLIERS--1.6%
Newport Corporation .................       122,000       4,606,720
                                                        -----------
SECURITIES BROKERAGE &
  SERVICES--.9%
Investment Technology
  Group, Inc.* ......................        50,300       2,452,125
                                                        -----------
SEMICONDUCTOR CAPITAL EQUIPMENT--1.7%
Advanced Energy Industries, Inc.* ...        45,600       1,582,776
Varian Semiconductor Equipment
  Associates, Inc.* .................        67,100       3,056,405
                                                        -----------
                                                          4,639,181
                                                        -----------
SEMICONDUCTORS--1.9%
Cirrus Logic, Inc.* .................        42,700         694,302
Exar Corporation* ...................        67,800       1,972,980
Integrated Circuit Systems, Inc.* ...       162,100       2,718,417
                                                        -----------
                                                          5,385,699
                                                        -----------
Total Common Stocks
  (Cost $260,240,637) ...............                   254,720,607
                                                        -----------
                                          PRINCIPAL
SHORT-TERM INVESTMENTS--10.6%               AMOUNT
                                           --------
U.S. Government & Agency
  Obligations
Federal Home Loan Banks,
  4.50%, 5/1/01
  (Cost $29,950,000) ................  $29,950,000       29,950,000
                                                      -------------
Total Investments
  (Cost $290,190,637)(a)                     101.3%     284,670,607
Liabilities in Excess of Other Assets         (1.3)      (3,788,262)
                                             ------   -------------
Net Assets                                   100.0%   $ 280,882,345
                                             ======   =============






 *  Non-income producing security.
 +  Securities partially or fully on loan.
(a) At April 30, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $290,190,637, amounted to $5,520,030 which consisted of aggregate gross unrealized appreciation of $23,761,442 and aggregate gross unrealized depreciation of $29,281,472.

                       See Notes to Financial Statements.

                      [This page intentionally left blank]

THE ALGER FUND                                                              -12-
ALGER SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                                      Class A (i)
                                        -----------------------------------------------------------------------------------------
                                         Six Months               Year Ended October 31,               Ten Months    Six Months
                                           Ended        ----------------------------------------         Ended         Ended
                                          April 30,                                                    October 31,   April 30,
                                        2001(iii)(vi)     2000            1999            1998          1997(iii)   2001(iii)(vi)
                                        -------------   --------        --------        --------        ---------    ---------
Net asset value, beginning of period ..   $   8.81      $  10.35        $   8.74        $  10.35        $    9.21     $   8.52
                                          --------      --------        --------        --------        ---------     --------
Net investment income (loss) ..........       (.02)(iv)     (.08)(iv)       (.08)(iv)       (.06)(iv)        (.04)        (.04)(iv)
Net realized and unrealized gain (loss)
on investments ........................      (2.43)          .35            2.71           (1.04)            1.18        (2.34)
                                          --------      --------        --------        --------        ---------     --------
Total from investment operations ......      (2.45)          .27            2.63           (1.10)            1.14        (2.38)
Distributions from net realized gains .      (1.82)        (1.81)          (1.02)           (.51)              --        (1.82)
                                          --------      --------        --------        --------        ---------     --------
Net asset value, end of period ........   $   4.54      $   8.81        $  10.35        $   8.74        $   10.35     $   4.32
                                          ========      ========        ========        ========        =========     ========
Total Return (v) ......................     (31.5%)          .4%           32.7%          (10.9%)           12.4%       (31.8%)
                                          ========      ========        ========        ========        =========     ========
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) ...................   $ 87,380      $111,665        $ 69,986        $ 59,516        $  25,996     $186,833
                                          ========      ========        ========        ========        =========     ========
  Ratio of expenses to average
    net assets ........................      1.47%         1.41%           1.38%           1.37%            1.38%        2.22%
                                          ========      ========        ========        ========        =========     ========
  Ratio of net investment income (loss)
    to average net assets .............      (.72%)        (.81%)          (.79%)          (.71%)           (.93%)      (1.46%)
                                          ========      ========        ========        ========        =========     ========
  Portfolio Turnover Rate .............     89.46%       207.19%         110.92%         157.26%          120.27%       89.46%
                                          ========      ========        ========        ========        =========     ========

(i)   Initially offered January 1, 1997.
(ii)  Initially offered August 1, 1997.
(iii) Ratios have been annualized; total return has not been annualized.
(iv)  Amount was computed based on average shares outstanding during the period.
(v)   Does not reflect the effect of any sales charges.
(vi)  Unaudited.


                       See Notes to Financial Statements.

                        Class B                                                 Class C (ii)
-------------------------------------------------------   ---------------------------------------------------------
                  Year Ended October 31,                  Six Months                                     Three Months
-------------------------------------------------------     Ended           Year Ended October 31,          Ended
                                                           April 30,   -------------------------------    October 31,
  2000        1999       1998        1997        1996    2001(iii)(vi)   2000        1999        1998      1997(iii)
--------   ---------   --------    --------    --------    ---------   -------     -------     -------    ---------
$  10.13      $ 8.61   $  10.29    $  10.86    $  11.13    $   8.53    $ 10.13     $  8.59     $ 10.29    $   10.38
--------   ---------   --------    --------    --------    --------    -------     -------     -------    ---------

    (.16)(iv)   (.15)(iv)  (.14)(iv)   (.11)       (.09)       (.04)(iv)  (.16)(iv)   (.16)(iv)   (.10)(iv)    (.03)


     .36        2.69      (1.03)       1.28         .42       (2.35)       .37        2.72       (1.09)        (.06)
--------   ---------   --------    --------    --------    --------    -------     -------     -------    ---------

     .20        2.54      (1.17)       1.17         .33       (2.39)       .21        2.56       (1.19)        (.09)

   (1.81)      (1.02)      (.51)      (1.74)       (.60)      (1.82)     (1.81)      (1.02)       (.51)          --
--------   ---------  ---------   ---------    --------    --------    -------     -------     -------      -------

$   8.52   $   10.13   $   8.61    $  10.29    $  10.86    $   4.32    $   8.53    $  10.13    $   8.59    $  10.29
========   =========   ========    ========    ========    ========    ========    ========    ========    ========

    (.4%)      32.1%     (11.6%)      12.9%        3.2%      (31.9%)       (.3%)      32.4%      (11.8%)      (.9%)
========   =========   ========    ========    ========    ========    ========    ========    ========    ========



$325,382   $ 419,842   $460,788    $580,651    $553,872    $  6,669    $ 11,103    $  7,659    $  4,838    $    338
========   =========   ========    ========    ========    ========    ========    ========    ========    ========


   2.14%       2.14%      2.12%       2.14%       2.13%       2.22%       2.15%       2.13%       2.11%       2.09%
========   =========   ========    ========    ========    ========    ========    ========    ========    ========


  (1.58%)     (1.58%)    (1.51%)     (1.67%)     (1.59%)     (1.46%)    (1.57%)      (1.55%)     (1.36%)     (1.71%)
========   =========   ========    ========    ========    ========    ========    ========    ========    ========

 207.19%     110.92%    157.26%     120.27%     153.35%      89.46%     207.19%     110.92%     157.26%     120.27%
========   =========   ========    ========    ========    ========    ========    ========    ========    ========

THE ALGER FUND                                             -14-
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2001

COMMON STOCKS--51.8%                      Shares       Value
                                          ------       -----
ADVERTISING--.3%
Omnicom Group Inc. ...............        11,900   $ 1,045,415
                                                   -----------
AEROSPACE--1.4%
General Dynamics Corporation .....        25,400     1,957,832
United Technologies Corporation ..        40,250     3,142,720
                                                   -----------
                                                     5,100,552
                                                   -----------
AUTOMOTIVE--.1%
Harley-Davidson, Inc.+ ...........         8,000       368,720
                                                   -----------
BIO-TECHNOLOGY RESEARCH &
  PRODUCTION--1.7%
Amgen Inc.* ......................       100,200     6,126,228
                                                   -----------
CABLE--.3%
Comcast Corp., Cl. A Special* ....        25,000     1,097,750
                                                   -----------
COMMUNICATION EQUIPMENT--1.1%
Cisco Systems, Inc.* .............       195,500     3,319,590
Corning Incorporated .............        21,000       461,370
                                                   -----------
                                                     3,780,960
                                                   -----------
COMMUNICATION SERVICES--.4%
SBC  Communications Inc. .........        32,100     1,324,125
                                                   -----------
COMMUNICATIONS
  TECHNOLOGY--2.8%
AOL Time Warner Inc.* ............        92,675     4,680,087
Nokia Corporation, ADR ...........       153,200     5,237,908
                                                   -----------
                                                     9,917,995
                                                   -----------
COMPUTER RELATED & BUSINESS
  EQUIPMENT--3.9%
Dell Computer Corporation* .......       130,600     3,426,944
EMC Corporation* .................       108,212     4,285,195
Sun Microsystems, Inc.* ..........       354,200     6,063,904
                                                   -----------
                                                    13,776,043
                                                   -----------
COMPUTER SERVICES--1.7%
eBay Inc.* .......................       116,400     5,875,872
                                                   -----------
COMPUTER SOFTWARE--1.7%
Intuit Inc.* .....................        64,000     2,050,560
Microsoft Corporation* ...........        60,300     4,085,325
                                                   -----------
                                                     6,135,885
                                                   -----------
CONGLOMERATE--3.6%
General Electric Company .........       131,700     6,391,401
Tyco International Ltd. ..........       114,100     6,089,517
                                                   -----------
                                                    12,480,918
                                                   -----------
ENERGY & ENERGY SERVICES--6.1%
BJ Services Company * ............        38,000     3,125,500
Calpine Corporation * ............        43,500     2,479,065
Duke Energy Corporation ..........        41,300     1,931,188
Halliburton Company ..............       105,150     4,543,531
Nabors Industries, Inc.* .........        51,800     3,088,316
Smith International, Inc.* .......        12,750     1,035,173
Transocean Sedco Forex Inc. ......        94,050     5,105,034
                                                   -----------
                                                    21,307,807
                                                   -----------
FINANCIAL SERVICES--4.8%
Citigroup Inc. ...................       123,166     6,053,609
Marsh & McLennan
  Companies, Inc. ................        45,700     4,407,308
Merrill Lynch & Co., Inc. ........        61,900     3,819,230
Schwab (Charles) Corporation (The)        50,725     1,004,355
Stilwell Financial, Inc. .........        53,800     1,585,486
                                                   -----------
                                                    16,869,988
                                                   -----------
FOOD & BEVERAGES--1.4%
Philip Morris Companies Inc. .....        99,650     4,993,462
                                                   -----------
FOOD CHAINS--1.5%
Kroger Co. (The)* ................        52,900     1,195,011
Safeway Inc.* ....................        77,200     4,191,960
                                                   -----------
                                                     5,386,971
                                                   -----------

HEALTH CARE
  ADMINISTRATIVE SERVICES--1.9%
Cardinal Health, Inc. ............       100,950     6,804,030
                                                   -----------
INDUSTRIAL EQUIPMENT--.6%
Waters Corporation* ..............        39,550     2,064,510
                                                   -----------
Insurance--1.6%
American International Group, Inc.        67,200     5,496,960
                                                   -----------
MANUFACTURING--1.0%
Sanmina Corporation* .............        53,200     1,550,780
Solectron Corporation* ...........        72,600     1,847,670
                                                   -----------
                                                     3,398,450
                                                   -----------
MEDIA--.5%
Viacom Inc. Cl. B* ...............        35,650     1,855,939
                                                   -----------
MEDICAL DEVICES--.3%
Guidant Corporation* .............        24,200       992,200
                                                   -----------
MEDICAL SERVICES--.7%
Tenet Healthcare Corporation* ....        56,050     2,502,072
                                                   -----------
OIL & GAS--1.6%
Exxon Mobil Corporation ..........        62,250     5,515,350
                                                   -----------
PHARMACEUTICALS--5.4%
Abbott Laboratories ..............        39,800     1,845,923
American Home
  Products Corporation ...........        97,391     5,624,330

THE ALGER FUND                                                          -15-
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2001

COMMON STOCKS--(CONT.)                               SHARES        VALUE
                                                     ------        -----
PHARMACEUTICALS--(cont.)
Baxter International Inc. ...............            54,000    $  4,922,100
Forest Laboratories, Inc. * .............             8,650         528,948
Pfizer Inc. .............................           138,225       5,985,143
                                                               ------------
                                                                 18,906,444
                                                               ------------
RETAIL--5.4%
Best Buy Co., Inc.* .....................            47,100       2,592,855
Home Depot, Inc. ........................           140,800       6,631,680
Target Corporation ......................            49,800       1,914,810
Walgreen Co. ............................            42,300       1,809,594
Wal-Mart Stores, Inc. ...................           113,950       5,895,773
                                                               ------------
                                                                 18,844,712
                                                               ------------
Total Common Stocks
  (Cost $182,313,130) ...................                       181,969,358
                                                               ------------
                                                  PRINCIPAL
CORPORATE BONDS--18.2%                             AMOUNT
                                                 ----------
AUTOMOTIVE--.7%
General Motors Acceptance Corp.,
  6.55%, 11/17/03 .............................  $2,300,000       2,329,463
                                                               ------------
BANKS--2.2%
First USA Bank Wilmington Delaware,
  7.65%, 8/1/03 ...............................   3,000,000       3,153,000
Signet Bank,
  7.80%, 9/15/06 ..............................   3,000,000       3,208,140
Wells Fargo & Co. Sr. Global Notes,
  6.625%, 7/15/04 .............................   1,200,000       1,235,748
                                                               ------------
                                                                  7,596,888
                                                               ------------
CHEMICALS--.4%
Du Pont E.I. De Nemours & Co.,
  6.50%, 9/1/02 ...............................   1,500,000       1,536,015
                                                               ------------
COMMUNICATION SERVICES--1.0%
SBC  Communications Inc.,
  6.25%, 3/15/11 ..............................   3,750,000       3,631,238
                                                               ------------
COMMUNICATIONS TECHNOLOGY--.9%
Vodafone Group, PLC Adr,
  7.625%, 2/15/05(a) ..........................   3,000,000       3,152,940
                                                               ------------
CONGLOMERATE--.1%
Loews Corp.,
  7.625%, 6/1/23 ..............................     500,000         482,440
                                                               ------------
CONSUMER PRODUCTS--.1%
Eastman Kodak Company,
  9.20%, 6/1/21 ...............................     300,000         318,687
                                                               ------------
ELECTRIC & GAS COMPANIES--1.1%
GTE Florida Inc.,
  6.25%, 11/15/05 .............................   3,000,000       3,010,950
Pacific Gas & Electric Co.,
  7.25%, 3/1/26+ ..............................     182,000         180,180
Potomac Electric Power Co.,
  7.00%, 1/15/24 ..............................     200,000         183,368
Washington Gas Light Co.,
  Medium Term Notes,
  6.51%, 8/18/08 ..............................     500,000         495,460
                                                               ------------
                                                                  3,869,958
                                                               ------------
FINANCE--.9%
Household Finance Corp.,
  7.20%, 7/15/06 ..............................   3,000,000       3,102,840
                                                               ------------
FINANCIAL SERVICES--5.4%
Bank of America Corp.,
  7.20%, 4/15/06 ..............................   1,500,000       1,570,050
Block Financial Corp.,
  8.50%, 4/15/07 ..............................     500,000         528,035
Chase Manhattan Corporation,
  8.50%, 2/15/02 ..............................     200,000         205,742
Cit Group Inc.,
  7.125%, 10/15/04 ............................   1,000,000       1,025,430
Citigroup Inc.,
  6.50%, 1/18/11 ..............................   2,500,000       2,483,275
Countrywide Home Loan Inc.,
  6.51%, 2/11/05 ..............................   1,524,000       1,526,743
  6.935%, 7/16/07 .............................   3,450,000       3,526,590

Goldman, Sachs Group,
  6.65%, 5/15/09 ..............................   1,000,000         987,000
Merrill Lynch & Co., Inc.,
  6.00%, 2/17/09 ..............................   3,000,000       2,892,690
Morgan (J.P.) & Co. Incorporated,
  7.625%, 9/15/04 .............................   1,000,000       1,063,090
Morgan Stanley Dean Witter & Co.,
  6.875%, 3/1/07 ..............................   2,000,000       2,059,480
NCNB Texas National Bank Dallas,
  9.50%, 6/1/04 ...............................   1,000,000       1,101,610
                                                               ------------
                                                                 18,969,735
                                                               ------------
FOOD CHAINS--.7% Safeway Inc.,
  6.15%, 3/1/06 ...............................   2,500,000       2,483,150
                                                               ------------
INSURANCE--.6%
GE Global Insurance,
  7.50%, 6/15/10 ..............................   2,000,000       2,158,200
                                                               ------------
OIL & GAS--1.4%
Chevron Corp.,
  6.625%, 10/1/04 .............................   2,000,000       2,077,620
Conoco Inc.,
  5.90%, 4/15/04 ..............................   3,000,000       3,003,750
                                                               ------------
                                                                  5,081,370
                                                               ------------

THE ALGER FUND                                                       -16-
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2001

                                                PRINCIPAL
CORPORATE BONDS--(CONT.)                          AMOUNT        VALUE
                                                ---------       -----
RETAIL--1.7%
Target Corporation,
  6.35%, 1/15/11 ..........................    $3,000,000   $  2,924,070
Wal-Mart Stores, Inc.,
  6.55%, 8/10/04 ..........................     3,000,000      3,095,310
                                                            ------------
                                                               6,019,380
                                                            ------------
UTILITIES--1.0%
Duke Capital Corp.,
  7.25%, 10/1/04 ..........................     3,150,000      3,255,714
                                                            ------------
Total Corporate Bonds
  (Cost $62,943,085) ......................                   63,988,018
                                                            ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS--23.7%
Federal Home Loan Banks,
  5.87%, 4/22/03 ..........................       300,000        306,189
  5.935%, 4/22/05 .........................       400,000        409,064
  6.50%, 11/15/05 .........................     3,000,000      3,117,660
  6.375%, 8/15/06 .........................     3,000,000      3,118,950
  7.625%, 5/15/07 .........................     2,000,000      2,205,340
  6.75%, 8/15/07 ..........................     3,000,000      3,173,760
  5.875%, 11/15/07 ........................     3,000,000      3,004,680
  5.89%, 6/30/08 ..........................     3,000,000      3,016,410
  6.12%, 8/26/08 ..........................     1,000,000        992,500
  7.625%, 5/14/10 .........................     2,000,000      2,223,600
Federal Home Loan Mortgage
  Corporation,
  5.125%, 11/4/04 .........................     3,000,000      2,986,140
  5.65%, 4/25/06 ..........................     3,000,000      2,999,790
  5.75%, 4/15/08 ..........................     1,000,000        997,810
  6.625%, 9/15/09 .........................     1,200,000      1,250,628
  6.875%, 9/15/10 .........................     2,000,000      2,115,000
  7.08%, 3/17/14 ..........................       400,000        396,252
Federal National Mortgage
  Association,
  7.125%, 2/15/05 .........................     2,000,000      2,127,420
  6.96%, 4/2/07 ...........................       500,000        531,875
  6.09%, 1/12/09 ..........................     1,000,000        980,310
  7.00%, 3/4/13 ...........................       600,000        594,378
  6.75%, 2/4/28 ...........................       400,000        375,688
Federal Farm Credit Banks,
  6.80%, 10/12/07 .........................     9,000,000      9,545,400
  5.75%, 1/18/11 ..........................     3,000,000      2,928,600
Student Loan Marketing
  Association,
  5.25%, 3/15/06 ..........................     3,000,000      2,973,960
U.S. Treasury Notes,
  6.125%, 12/31/01 ........................     1,000,000      1,013,440
  6.50%, 3/31/02 ..........................     2,000,000      2,043,120
  6.375%, 4/30/02 .........................     2,000,000      2,044,380
  7.50%, 5/15/02 ..........................       100,000        103,422
  6.25%, 7/31/02 ..........................     3,500,000      3,588,060
  6.25%, 2/15/03 ..........................     1,750,000      1,807,155
  6.00%, 8/15/04 ..........................     1,500,000      1,558,125
  5.875%, 11/15/04 ........................     4,000,000      4,141,880
  5.625%, 2/15/06 .........................     9,000,000      9,278,438
  6.50%, 10/15/06 .........................     1,500,000      1,602,885
  5.625%, 5/15/08 .........................     1,500,000      1,534,920
  6.00%, 8/15/09 ..........................     2,000,000      2,084,680
                                                            ------------
Total U.S. Government
  & Agency Obligations
  (Cost $81,090,405) ......................                   83,171,909
                                                            ------------
SHORT-TERM INVESTMENTS--10.5%
U.S. Government &
  Agency Obligations--10.2%
Federal Home Loan Banks,
  4.50%, 5/1/01
  (Cost $36,000,000) ......................    36,000,000     36,000,000
                                                            ------------
OTHER SHORT-TERM
  INVESTMENTS--.3%                               SHARES
Securities Lending Quality Trust
  (Cost $1,078,400) (c) ...................     1,078,400      1,078,400
                                                            ------------
Total Short-Term Investments
  (Cost $37,078,400) ......................                   37,078,400
                                                            ------------

Total Investments
  (Cost $363,425,020)(b) ..................         104.2%   366,207,685
Liabilities in Excess of Other Assets .....          (4.2)   (14,820,497)
                                                    -----   ------------
Net Assets ................................         100.0%  $351,387,188
                                                    =====   ============


 *  Non-income producing security.
 +  Securities partially or fully on loan.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity to qualified institutional buyers. (b) At April 30, 2001, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $363,425,020 amounted to $2,782,665 which consisted of aggregate gross unrealized appreciation of $19,040,127 and aggregate gross unrealized depreciation of $16,257,462.
(c) Represents investment of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

                      [This page intentionally left blank]

THE ALGER FUND                                                              -18-
ALGER BALANCED PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                                    Class A (i)
                                          -----------------------------------------------------------------------------
                                            Six Months         Year Ended October 31,       Ten Months     Six Months
                                              Ended       --------------------------------     Ended         Ended
                                             April 30,                                      October 31,    April 30,
                                           2001(iii)(vi)    2000        1999        1998     1997(iii)    2001(iii)(vi)
                                           ------------   --------    --------    --------   ---------     ---------
Net asset value, beginning of period ....   $  21.29      $  20.95     $ 16.83    $  16.58     $ 13.99       $ 20.83
                                            --------      --------    --------    --------   ---------     ---------

Net investment income (loss) ............        .23(iv)       .39(iv)     .25(iv)     .16(iv)     .05           .15(iv)

Net realized and unrealized gain (loss) .
  on investments                               (1.23)         1.68        4.97        2.35        2.54         (1.20)
                                            --------      --------    --------    --------   ---------     ---------

Total from investment operations ........      (1.00)         2.07        5.22        2.51        2.59         (1.05)
                                            --------      --------    --------    --------   ---------     ---------

Dividends from net investment income ....       (.22)         (.13)       (.08)       (.06)         --          (.18)

Distributions from net realized gains ...         --         (1.60)      (1.02)      (2.20)         --            --
                                            --------      --------    --------    --------    --------      --------

Total distributions .....................       (.22)        (1.73)      (1.10)      (2.26)         --          (.18)
                                            --------      --------    --------    --------    --------      --------

Net asset value, end of period ..........   $  20.07      $  21.29    $  20.95    $  16.83    $  16.58      $  19.60
                                            ========      ========    ========    ========    ========      ========

Total Return (v) ........................      (4.7%)        10.2%       32.5%       17.7%       18.5%         (5.0%)
                                            ========      ========    ========    ========    ========      ========
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) .....................   $124,306      $ 93,671    $ 12,488    $  1,354    $    459      $167,757
                                            ========      ========    ========    ========    ========      ========

  Ratio of expenses to average
    net assets ..........................      1.20%         1.29%       1.40%       1.79%       2.10%         1.95%
                                            ========      ========    ========    ========    ========      ========

  Ratio of net investment income (loss)
    to average net assets ...............      2.27%         1.80%       1.15%        .98%        .72%         1.53%
                                            ========      ========    ========    ========    ========      ========

  Portfolio Turnover Rate ...............     34.29%        63.50%     126.01%      93.23%     109.26%        34.29%
                                            ========      ========    ========    ========    ========      ========

(i)   Initially offered January 1, 1997.
(ii)  Initially offered August 1, 1997.
(iii) Ratios have been annualized; total return has not been annualized.
(iv)  Amount was computed based on average shares outstanding during the period.
(v)   Does not reflect the effect of any sales charges.
(vi)  Unaudited.





                       See Notes to Financial Statements.

                      Class B                                                    Class C (ii)
--------------------------------------------------------    --------------------------------------------------------
                 Year Ended October 31,                                     Year Ended October 31,      Three Months
--------------------------------------------------------     Ended     --------------------------------    Ended
                                                           April 30,                                      October 31,
  2000         1999       1998        1997        1996    2001(iii)(vi)  2000        1999        1998      1997(iii)
--------     --------   --------    --------    --------    --------   --------    --------     -------    -------
 $ 20.59     $  16.64   $  16.48    $  14.21    $  13.59    $  20.90   $  20.65    $  16.66     $ 16.49    $ 16.88
--------     --------   --------    --------    --------    --------   --------    --------     -------    -------

     .17(iv)      .07(iv)    .03(iv)      --         .12         .15(iv)    .21(iv)     .07(iv)     .04(iv)   (.01)


    1.71         4.93       2.34        2.67         .72       (1.19)      1.67        4.95        2.33       (.38)
--------     --------   --------    --------    --------    --------   --------    --------     -------    -------

    1.88         5.00       2.37        2.67         .84       (1.04)      1.88        5.02        2.37       (.39)
--------     --------   --------    --------    --------    --------   --------    --------     -------    -------

    (.04)        (.03)      (.01)       (.06)       (.01)       (.18)      (.03)      (0.01)         --         --

   (1.60)       (1.02)     (2.20)       (.34)       (.21)         --      (1.60)      (1.02)      (2.20)        --
--------     --------   --------    --------    --------    --------   --------    --------     -------    -------

   (1.64)       (1.05)     (2.21)       (.40)       (.22)       (.18)     (1.63)      (1.03)      (2.20)        --
--------     --------   --------    --------    --------    --------   --------    --------     -------    -------

$  20.83     $  20.59   $  16.64    $  16.48    $  14.21    $  19.68   $  20.90    $  20.65     $ 16.66   $  16.49
========     ========   ========    ========    ========    ========   ========    ========     =======   ========

    9.4%        31.5%      16.9%       19.3%        6.3%       (5.0%)      9.3%       31.6%       16.8%      (2.3%)
========     ========   ========    ========    ========    ========   ========    ========     =======   ========


$132,123     $ 52,607   $ 19,282    $ 12,653    $ 13,492    $ 59,324   $ 49,592    $ 14,626     $   334   $     48
========     ========   ========    ========    ========    ========   ========    ========     =======   ========


   2.04%        2.18%      2.58%       2.89%       2.70%       1.95%      2.04%       2.16%       2.53%      2.77%
========     ========   ========    ========    ========    ========   ========    ========     =======   ========


    .98%         .36%       .19%        .04%        .47%       1.53%       .99%        .38%        .23%      (.84%)
========     ========   ========    ========    ========    ========   ========    ========     =======   ========

  63.50%      126.01%     93.23%     109.26%      85.51%      34.29%     63.50%     126.01%      93.23%    109.26%
========     ========   ========    ========    ========    ========   ========    ========     =======   ========

THE ALGER FUND                                                              -20-
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2001

COMMON STOCKS--89.4%                                      SHARES        VALUE
                                                          ------        -----
AEROSPACE--.8%
General Dynamics Corporation .....................       79,500     $  6,127,860
                                                                    ------------
AIRLINES--.4%
Continental Airlines, Inc. Cl. B* ................         57,500      2,955,500
                                                                    ------------
BIO-TECHNOLOGY RESEARCH
  & PRODUCTION--4.1%
Affymetrix Inc.* .................................        218,000      7,204,900
Cephalon, Inc.*+ .................................        167,500     10,669,750
Gilead Sciences Inc.* ............................        249,400     12,215,611
                                                                    ------------
                                                                      30,090,261
                                                                    ------------
BUSINESS SERVICES--3.5%
Affiliated Computer
  Services, Inc. Cl. A* ..........................         57,300      4,125,600
CSG Systems International Inc.* ..................         77,800      4,528,738
Concord EFS Inc.* ................................        357,300     16,632,315
                                                                    ------------
                                                                      25,286,653
                                                                    ------------
COMPUTER SERVICES--4.8%
Amdocs Limited* ..................................         92,800      5,465,920
eBay Inc.* .......................................        575,400     29,046,192
                                                                    ------------
                                                                      34,512,112
                                                                    ------------
COMPUTER SOFTWARE--7.2%
Intuit Inc.* .....................................        636,100     20,380,644
Manugistics Group, Inc.* .........................        126,900      4,304,448
Openwave Systems Inc.* ...........................        387,542     13,412,829
PeopleSoft, Inc.* ................................        388,200     14,378,928
                                                                    ------------
                                                                      52,476,849
                                                                    ------------
COMPUTER TECHNOLOGY--.7%
Flextronics International Ltd.* ..................        192,600      5,179,014
                                                                    ------------
DIVERSIFIED FINANCIAL
  SERVICES--.3%
BISYSGroup, Inc. (The)* ..........................         41,300      1,990,660
                                                                    ------------
ENERGY & ENERGY SERVICES--18.4%
BJ Services Company* .............................        260,100     21,393,225
Calpine Corporation*+ ............................        276,800     15,774,832
Cooper Cameron Corporation* ......................        247,533     15,609,431
ENSCO International Inc. .........................        189,250      7,361,825
Nabors Industries, Inc.* .........................        413,250     24,637,965
NRG Energy, Inc.* ................................        134,600      4,811,950
Reliant Resources, Inc.* .........................         54,800      1,644,000
Santa Fe International Corporation ...............        160,000      6,080,000
Smith International, Inc.* .......................        289,000     23,463,910
Transocean Sedco Forex Inc. ......................        238,100     12,924,068
                                                                    ------------
                                                                     133,701,206
                                                                    ------------
FINANCIAL SERVICES--5.1%
Cit Group Inc. Cl. A .............................        607,450     22,293,415
Stilwell Financial Inc. ..........................        504,000     14,852,880
                                                                    ------------
                                                                      37,146,295
                                                                    ------------
FOODS & BEVERAGES--2.6%
Starbucks Corporation* ...........................        975,000     18,866,250
                                                                    ------------
HEALTH CARE--2.5%
Express Scripts Inc. Cl. A* ......................        179,800     15,265,020
Teva Pharmaceutical Industries
  Ltd. ADR .......................................         59,400      3,234,330
                                                                    ------------
                                                                      18,499,350
                                                                    ------------
HEALTH CARE FACILITIES--2.9%
Laboratory Corporation of America
  Holdings* ......................................        149,000     21,009,000
                                                                    ------------
INDUSTRIAL EQUIPMENT--4.9%
SPX Corporation*+ ................................         74,900      8,434,489
Waters Corporation* ..............................        515,450     26,906,490
                                                                    ------------
                                                                      35,340,979
                                                                    ------------
MACHINERY--OIL WELL EQUIPMENT & SERVICES--1.0%
UTIEnergy Corp.* .................................        206,850      7,115,640
                                                                    ------------
MANUFACTURING--2.1%
Sanmina Corporation* .............................        535,400     15,606,910
                                                                    ------------

MEDICAL SERVICES--.5%
Quest Diagnostics Incorporated* ..................         30,300      3,732,960
                                                                    ------------
OIL & GAS--3.0%
Devon Energy Corporation .........................        191,800     11,318,118
EOG Resources Inc. ...............................        223,350     10,361,207
                                                                    ------------
                                                                      21,679,325
                                                                    ------------
PHARMACEUTICALS--11.1%
Allergan, Inc. ...................................        175,250     13,319,000
AmeriSource Health
  Corporation Cl. A* .............................        330,334     17,838,036
Forest Laboratories, Inc.* .......................        446,600     27,309,590
Genzyme Corp. General Division* ..................        101,000     11,005,970
King Pharmaceuticals, Inc.* ......................        258,300     10,882,179
                                                                    ------------
                                                                      80,354,775
                                                                    ------------
PRODUCTION TECHNOLOGY EQUIPMENT--1.1%
PerkinElmer, Inc. ................................        118,300      7,915,453
                                                                    ------------
RESEARCH--.5
Biogen Inc.* .....................................         53,300      3,446,378
                                                                    ------------
RESTAURANTS--2.3%
Outback Steakhouse, Inc.* ........................        586,850     17,012,782
                                                                    ------------

THE ALGER FUND                                                              -21-
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2001

COMMON STOCKS--(CONT.)                                 SHARES           VALUE
                                                       ------           -----
RETAIL--4.8%
Abercrombie & Fitch Co., Cl. A* .............          120,250      $  4,004,325
Best Buy Co., Inc.* .........................          404,700        22,278,735
Toys "R"Us, Inc.* ...........................          352,800         8,749,440
                                                                    ------------
                                                                      35,032,500
                                                                    ------------
SCIENTIFIC EQUIPMENT
  & SUPPLIERS--1.2%
Newport Corporation .........................          231,900         8,756,544
                                                                    ------------
SECURITIES BROKERAGE
  & SERVICES--.6%
Investment Technology
  Group, Inc.* ..............................           82,900         4,041,375
                                                                    ------------
SEMICONDUCTORS--3.0%
Microchip Technology
  Incorporated* .............................          741,825        21,460,997
                                                                    ------------
Total Common Stocks
  (Cost $570,168,601) .......................                        649,337,628
                                                                    ------------

                                                    PRINCIPAL
SHORT-TERM INVESTMENTS--10.3%                        AMOUNT
                                                     ------
U.S. GOVERNMENT &
   AGENCY OBLIGATIONS
Federal Home Loan Banks,
  4.50%, 5/1/01
  (Cost $74,400,000) ........................     $ 74,400,000        74,400,000
                                                                    ------------
Total Investments
  (Cost $644,568,601) (a) ...................             99.7%      723,737,628
Other Assets in Excess of Liabilities .......               .3         2,293,069
                                                         -----      ------------
Net Assets ..................................            100.0%     $726,030,697
                                                         =====      ============












 *  Non-income producing security.
 +  Securities partially or fully on loan.
(a) At April 30, 2001, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $644,568,601, amounted to $79,169,027 which consisted of aggregate gross unrealized appreciation of $107,761,736 and aggregate gross unrealized depreciation of $28,592,709.

                       See Notes to Financial Statements.

THE ALGER FUND                                                              -22-
ALGER MIDCAP GROWTH PORTFOLIO(I)
Financial Highlights
For a share outstanding throughout the period

                                                                    Class A (ii)
                                         ---------------------------------------------------------------------------------
                                         Six Months             Year Ended October 31,              Ten Months  Six Months
                                            Ended        ---------------------------------------       Ended       Ended
                                           April 30,                                                October 31,   April 30,
                                         2001(iv)(vii)     2000           1999            1998        1997(iv)  2001(iv)(vii)
                                          --------       --------       ----------       -------      -------     --------
Net asset value, beginning of period ..   $  10.17       $   8.20       $     7.07       $  7.49      $  6.31     $   9.79
                                          --------       --------       ----------       -------      -------     --------

Net investment income (loss) ..........       (.02)(v)       (.04)(v)         (.05)(v)      (.03)(v)     (.03)        (.05)(v)

Net realized and unrealized gain (loss)
on investments ........................      (1.01)          3.51             2.16           .43         1.21         (.97)
                                          --------       --------       ----------       -------      -------     --------

Total from investment operations ......      (1.03)          3.47             2.11           .40         1.18        (1.02)

Distributions from net realized gains .      (1.18)         (1.50)            (.98)         (.82)          --        (1.18)
                                          --------       --------       ----------       -------      -------     --------

Net asset value, end of period ........   $   7.96       $  10.17       $     8.20       $  7.07      $  7.49     $   7.59
                                          ========       ========       ==========       =======      =======     ========

Total Return (vi) .....................     (10.1%)         47.7%            33.3%          7.2%        18.7%       (10.5%)
                                          ========       ========       ==========       =======      =======     ========

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) ...................   $159,718       $141,558       $   49,246       $32,447      $ 5,436     $509,237
                                          ========       ========       ==========       =======      =======     ========

  Ratio of expenses to average
    net assets ........................      1.33%          1.29%            1.31%         1.34%        1.40%        2.07%
                                          ========       ========       ==========       =======      =======     ========

  Ratio of net investment income (loss)
    to average net assets .............      (.59%)         (.46%)           (.58%)        (.53%)       (.83%)      (1.32%)
                                          ========       ========       ==========       =======      =======     ========

  Portfolio Turnover Rate .............     49.01%         97.11%          203.86%       180.98%      160.09%       49.01%
                                          ========       ========       ==========       =======      =======     ========

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred April 20, 2000.
(ii)  Initially offered January 1, 1997.
(iii) Initially offered August 1, 1997.
(iv)  Ratios have been annualized; total return has not been annualized.
(v)   Amount was computed based on average shares outstanding during the period.
(vi)  Does not reflect the effect of any sales charges.
(vii) Unaudited.



                       See Notes to Financial Statements.

                    Class B                                                                   Class C (iii)
----------------------------------------------------------     ------------------------------------------------------------------
               Year Ended October 31,                          Six Months             Year Ended October 31,         Three Months
----------------------------------------------------------        Ended       -----------------------------------       Ended
                                                                April 30,                                             October 31,
  2000         1999           1998       1997       1996      2001(iv)(vii)     2000          1999         1998        1997(iv)
--------     --------       --------   --------   --------       -------      -------       --------     --------      -------
$   8.00     $   6.96       $   7.44   $   6.29   $   6.31       $  9.77      $  7.99       $   6.95     $   7.44      $  7.50
--------     --------       --------   --------   --------       -------      -------       --------     --------      -------

    (.12)(v)     (.11)(v)       (.10)      (.10)      (.08)(v)      (.05)(v)     (.11)(v)       (.11)(v)     (.09)(v)     (.01)


    3.41         2.13            .44       1.41        .45          (.97)        3.39           2.13          .42         (.05)
--------     --------       --------   --------   --------       -------      -------       --------     --------      -------

    3.29         2.02            .34       1.31        .37         (1.02)        3.28           2.02          .33         (.06)

   (1.50)        (.98)          (.82)      (.16)      (.39)        (1.18)       (1.50)          (.98)        (.82)        --
--------     --------       --------   --------   --------       -------      -------       --------     --------      -------

$   9.79     $   8.00       $   6.96   $   7.44   $   6.29       $  7.57      $  9.77       $   7.99     $   6.95      $  7.44
========     ========       ========   ========   ========       =======      =======       ========     ========      =======

   46.4%        32.3%           6.2%      21.4%       6.4%        (10.5%)       46.4%          32.4%         6.1%         (.7%)
========     ========       ========   ========   ========       =======      =======       ========     ========      =======



$532,476     $248,139       $191,934   $166,475   $125,686       $57,076      $51,335       $ 10,827     $  1,759      $    84
========     ========       ========   ========   ========       =======      =======       ========     ========      =======


   2.04%        2.07%          2.10%      2.19%      2.27%         2.07%        2.04%          2.08%        2.08%        1.97%
========     ========       ========   ========   ========       =======      =======       ========     ========      =======


  (1.23%)      (1.39%)        (1.38%)    (1.58%)    (1.33%)       (1.33%)     ( 1.22%)        (1.40%)      (1.26%)      (1.55%)
========     ========       ========   ========   ========       =======      =======       ========     ========      =======

  97.11%      203.86%        180.98%    160.09%    113.95%         49.01%      97.11%        203.86%      180.98%      160.09%
========     ========       ========   ========   ========       ========     =======       ========     ========      =======

THE ALGER FUND                                                         -24-
ALGER CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2001

COMMON STOCKS--93.1 %                              Shares        Value
                                                   ------        -----
AEROSPACE--2.8%
General Dynamics Corporation .............         232,225   $  17,899,902
United Technologies Corporation ..........         171,000      13,351,680
                                                             -------------
                                                                31,251,582
                                                             -------------
BIO-TECHNOLOGY RESEARCH & PRODUCTION--3.8%
Amgen Inc.* ..............................         604,750      36,974,415
Celgene Corporation*+ ....................          92,000       1,625,640
IDEC Pharmaceuticals
  Corporation* ...........................          81,700       4,019,640
                                                             -------------
                                                                42,619,695
                                                             -------------
CABLE--2.3%
Comcast Corp., Cl. A Special* ............         581,550      25,535,861
                                                             -------------
COMMUNICATION
  EQUIPMENT--1.6%
Cisco Systems, Inc.* .....................       1,063,050      18,050,589
                                                             -------------
COMMUNICATIONS
  TECHNOLOGY--6.3%
AOLTime Warner, Inc.* ....................         563,350      28,449,175
Nokia Corporation, ADR ...................       1,254,500      42,891,355
                                                             -------------
                                                                71,340,530
                                                             -------------
COMPUTER RELATED &
  BUSINESS EQUIPMENT--2.3%
EMC Corporation* .........................         299,550      11,862,180
Sun Microsystems, Inc.* ..................         822,100      14,074,352
                                                             -------------
                                                                25,936,532
                                                             -------------
COMPUTER SERVICES--6.2%
Amdocs Limited*+ .........................         385,300      22,694,170
eBay Inc.* ...............................         946,800      47,794,463
                                                             -------------
                                                                70,488,633
                                                             -------------
COMPUTER SOFTWARE--5.3%
Intuit Inc.* .............................         503,800      16,141,752
Microsoft Corporation* ...................         441,100      29,884,525
Openwave Systems Inc.* ...................         410,100      14,193,561
                                                             -------------
                                                                60,219,838
                                                             -------------
CONGLOMERATE--5.8%
General Electric Company .................         858,662      41,670,867
Tyco International Ltd. ..................         442,800      23,632,236
                                                             -------------
                                                                65,303,103
                                                             -------------
ENERGY &
  ENERGY SERVICES--3.1%
Calpine Corporation* .....................         232,100      13,227,379
Duke Energy Corporation ..................         191,000       8,931,160
Transocean Sedco Forex Inc. ..............         232,600      12,625,528
                                                             -------------
                                                                34,784,067
                                                             -------------
FINANCIAL SERVICES--17.2%
Bank of New York
  Company, Inc. (The) ....................         430,050      21,588,510
Citigroup Inc. ...........................       1,115,933      54,848,107
Marsh & McLennan
  Companies, Inc. ........................         351,265      33,875,997
Merrill Lynch &Co., Inc. .................         416,700      25,710,390
Morgan Stanley Dean Witter & Co ..........         570,250      35,805,998
Schwab (Charles) Corporation (The) .......         704,350      13,946,130
State Street Corporation .................          53,200       5,521,096
Stilwell Financial, Inc. .................         117,700       3,468,619
                                                             -------------
                                                               194,764,847
                                                             -------------
FOOD & BEVERAGES--2.1%
Philip Morris Companies Inc. .............         485,300      24,318,383
                                                             -------------
FOOD CHAINS--3.1%
Safeway Inc.* ............................         656,400      35,642,520
                                                             -------------
HEALTH CARE ADMINISTRATIVE SERVICES--2.0%
Cardinal Health, Inc. ....................         328,050      22,110,570
                                                             -------------
INDUSTRIAL EQUIPMENT--10.4%
Waters Corporation* ......................         317,300      16,563,060
                                                             -------------

INSURANCE--3.9%
American International Group, Inc. .......         548,740      44,886,932
                                                             -------------
PHARMACEUTICALS--13.0%
American Home Products
  Corporation ............................         711,700      41,100,675
AmeriSource Health
  Corporation Cl. A*+ ....................         295,400      15,951,600
Baxter International Inc. ................         324,200      29,550,830
Eli Lilly and Company ....................         384,250      32,661,250
Pfizer Inc. ..............................         645,222      27,938,113
                                                             -------------
                                                               147,202,468
                                                             -------------
RETAIL --10.9%
Best Buy Co., Inc.* ......................         228,350      12,570,667
Home Depot, Inc. .........................         853,675      40,208,093
Target Corporation .......................         699,800      26,907,310
Toys "R"Us, Inc.* ........................         167,900       4,163,920
Wal-Mart Stores, Inc. ....................         779,650      40,339,091
                                                             -------------
                                                               124,189,081
                                                             -------------
Total Common Stocks
  (Cost $1,107,361,054) ..................                   1,055,208,291
                                                             -------------

THE ALGER FUND                                                     -25-
ALGER CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2001

SHORT-TERM INVESTMENTS--10.1%            PRINCIPAL
                                           AMOUNT                VALUE
                                         ---------               -----
U.S. GOVERNMENT &
   AGENCY OBLIGATIONS--6.5%
Federal Home Loan Banks,
  4.50%, 5/1/01
  (Cost $73,550,000) ................   $73,550,000     $   73,550,000
                                                        --------------
OTHER SHORT-TERM
  INVESTMENTS--3.6%                        SHARES
                                           ------
Securities Lending Quality Trust
  (Cost $40,788,917) (b) ............    40,788,917         40,788,917
                                                        --------------
Total Short-Term Investments
  (Cost $114,338,917) ...............                      114,338,917
                                                        --------------
Total Investments
  (Cost $1,221,699,971) (a) .........        103.2%      1,169,547,208
Liabilities in Excess of Other Assets         (3.2)        (35,991,147)
                                             -----      --------------
Net Assets ..........................        100.0%     $1,133,556,061
                                             =====      ==============

 *  Non-income producing security.
 +  Securities partially or fully on loan.
(a) At April 30, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,221,699,971, amounted to $52,152,763 which consisted of aggregate gross unrealized appreciation of $75,066,427 and aggregate gross unrealized depreciation of $127,219,190.
(b)  Represents investment of cash collateral received for securities on loan.


                       See Notes to Financial Statements.

THE ALGER FUND                                                              -26-
ALGER CAPITAL APPRECIATION PORTFOLIO(I)
Financial Highlights
For a share outstanding throughout the period

                                                                       Class A (ii)
                                      ---------------------------------------------------------------------------   ------------
                                        Six Months                                                    Ten Months     Six Months
                                          Ended          Year Ended October 31,                          Ended         Ended
                                        April 30,      -------------------------------------------    October 31,     April 30,
                                      2001(iv)(vii)        2000            1999           1998          1997(iv)    2001(iv)(vii)
                                      ------------     -----------     -----------     -----------    -----------   ------------
Net asset value, beginning
  of period ......................... $      13.54     $     13.57     $      9.03    $       8.72    $      7.20   $      13.09
                                      ------------     -----------     -----------     -----------    -----------   ------------
Net investment income (loss)                  (.01)(v)        (.11)(v)        (.12)(v)        (.05)(v)       (.03)          (.05)(v)
Net realized and unrealized
  gain (loss) on investments ........        (3.20)           2.01            5.50             .90           1.55          (3.08)
                                      ------------     -----------     -----------     -----------    -----------   ------------
Total from investment operations             (3.21)           1.90            5.38             .85           1.52          (3.13)
Distributions from net
  realized gains ....................         (.48)          (1.93)           (.84)           (.54)            --           (.48)
                                      ------------     -----------     -----------     -----------    -----------   ------------
Net asset value, end of period ...... $       9.85     $     13.54     $     13.57     $      9.03    $      8.72   $       9.48
                                      ============     ===========     ===========     ===========    ===========   ============
Total Return (vi) ...................       (24.2%)          12.6%           63.9%           10.7%          21.2%         (24.4%)
                                      ============     ===========     ===========     ===========    ===========   ============
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) ................. $    227,648     $   366,296     $   147,929      $   54,415    $    15,572   $    771,753
                                      ============     ===========     ===========     ===========    ===========   ============
  Ratio of expenses excluding
    interest to average
    net assets ......................        1.37%           1.36%           1.38%           1.42%          1.45%          2.12%
                                      ============     ===========     ===========     ===========    ===========   ============
  Ratio of expenses including
    interest to average
    net assets ......................        1.37%           1.36%           1.44%           1.49%          1.53%          2.12%
                                      ============     ===========     ===========     ===========    ===========   ============
  Ratio of net investment income
    (loss) to average net assets ....        (.25%)          (.66%)          (.98%)          (.67%)         (.85%)        (1.01%)
                                      ============     ===========     ===========     ===========    ===========   ============
  Portfolio Turnover Rate ...........       49.68%         132.37%         186.93%         184.07%        157.63%         49.68%
                                      ============     ===========     ===========     ===========    ===========   ============
  Amount of debt
    outstanding at end
    of period .......................           --              --              --              --             --             --
                                      ============     ===========     ===========     ===========    ===========   ============
  Average amount of debt
    outstanding during the period ...           --     $   138,087     $ 7,758,649     $ 2,814,493    $ 2,940,097             --
                                      ============     ===========     ===========     ===========    ===========   ============
  Average daily number of
    portfolio shares outstanding
    during the period ...............  106,327,315      97,199,509      42,330,298      29,012,853     23,217,597    106,327,315
                                      ============     -==========     ===========     ===========    ===========   -===========
  Average amount of debt per
    portfolio share during
    the period ......................           --              --     $      0.18     $      0.10    $     0 .13             --
                                      ============     -==========     ===========     ===========    ===========   -===========

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred January 8, 1998.
(ii)  Initially offered January 1, 1997.
(iii) Initially offered August 1, 1997.
(iv)  Ratios have been annualized; total return has not been annualized.
(v)   Amount was computed based on average shares outstanding during the period.
(vi)  Does not reflect the effect of any sales charges.
(vii) Unaudited.


                       See Notes to Financial Statements.

                                     Class B
----------------------------------------------------------------------------

                             Year Ended October 31,
----------------------------------------------------------------------------
    2000             1999             1998            1997           1996
===========      ===========      ===========     ===========    ===========
$     13.28      $      8.90      $      8.67     $      7.21    $      6.21
-----------      -----------      -----------     -----------    -----------
       (.22)(v)         (.21)(v)         (.13)(v)        (.11)          (.11)(v)

       1.96             5.43              .90            1.62           1.29
-----------      -----------      -----------     -----------    -----------
       1.74             5.22              .77            1.51           1.18
      (1.93)            (.84)            (.54)           (.05)          (.18)
-----------      -----------      -----------     -----------    -----------
$     13.09      $     13.28      $      8.90     $      8.67    $      7.21
===========      ===========      ===========     ===========    ===========
      11.6%            63.0%             9.9%           21.0%          19.5%
===========      ===========      ===========     ===========    ===========


$ 1,056,831      $   594,971      $   242,941     $   212,895    $   150,258
===========      ===========      ===========     ===========    ===========

      2.11%            2.12%            2.19%           2.27%          2.44%
===========      ===========      ===========     ===========    ===========

      2.11%            2.21%            2.26%           2.38%          2.46%
===========      ===========      ===========     ===========    ===========

     (1.41%)          (1.77%)          (1.48%)         (1.72%)        (1.61%)
===========      ===========      ===========     ===========    ===========
    132.37%          186.93%          184.07%         157.63%        162.37%
===========      ===========      ===========     ===========    ===========


         --               --               --              --    $ 7,700,000
===========      ===========      ===========     ===========    ===========

$   138,087      $ 7,758,649      $ 2,814,493     $ 2,940,097    $   239,966
===========      ===========      ===========     ===========    ===========

 97,199,509       42,330,298       29,012,853      23,217,597     14,556,858
===========      ===========      ===========     ===========    ===========

         --      $      0.18      $      0.10     $      0.13    $      0.02
===========      ===========      ===========     ===========    ===========


                                 Class C (iii)
---------------------------------------------------------------------------
 Six Months                                                   Three Months
    Ended                     Year Ended October 31,              Ended
  April 30,       ------------------------------------------   October 31,
2001(iv)(vii)         2000           1999            1998        1997(iv)
============      ===========     ===========    ===========   ===========
$      13.09      $     13.27     $      8.90    $      8.67   $      9.22
------------      -----------     -----------    -----------   -----------
        (.05)(v)         (.22)(v)        (.22)(v)       (.12)(v)      (.02)

       (3.08)            1.97            5.43            .89          (.53)
------------      -----------     -----------    -----------   -----------
       (3.13)            1.75            5.21            .77          (.55)
        (.48)           (1.93)           (.84)          (.54)           --
------------      -----------     -----------    -----------   -----------
$       9.48      $     13.09     $     13.27    $      8.90   $      8.67
============      ===========     ===========    ===========   ===========
      (24.4%)           11.7%           62.9%           9.9%         (6.0%)
============      ===========     ===========    ===========   ===========


$    134,155      $   180,663     $    43,789    $     2,967   $       631
============      ===========     ===========    ===========   ===========

       2.13%            2.12%           2.12%          2.18%         2.18%
============      ===========     ===========    ===========   ===========

       2.13%            2.12%           2.21%          2.25%         2.25%
============      ===========     ===========    ===========   ===========

      (1.01%)          (1.42%)         (1.80%)        (1.46%)       (1.80%)
============      ===========     ===========    ===========   ===========
      49.68%          132.37%         186.93%        184.07%       157.63%
============      ===========     ===========    ===========   ===========


          --               --              --             --            --
============      ===========     ===========    ===========   ===========

          --      $   138,087     $ 7,758,649    $ 2,814,493   $ 2,940,097
============      ===========     ===========    ===========   ===========

 106,327,315       97,199,509      42,330,298     29,012,853    23,217,597
============      ===========     ===========    ===========   ===========

          --               --     $      0.18    $      0.10   $      0.13
============      ===========     ===========    ===========   ===========

THE ALGER FUND
ALGER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2001

                                                                            -28-

U.S. GOVERNMENT &                                     PRINCIPAL
AGENCY OBLIGATIONS--90.5%                               AMOUNT          VALUE
                                                     -----------    ------------
Federal Farm Credit Banks,
  4.50%, 5/1/01 ................................     $45,000,000    $ 45,000,000
Federal Home Loan Banks,
  4.50%, 5/1/01 ................................      48,400,000      48,400,000
  4.36%, 5/7/01 ................................      11,500,000      11,491,643
  4.25%, 5/15/01 ...............................      12,500,000      12,480,816
  4.17%, 6/15/01 ...............................      11,500,000      11,440,056
  4.17%, 6/27/01 ...............................      12,600,000      12,516,809
  4.12%, 7/18/01 ...............................      12,650,000      12,537,078
Federal National Mortgage Assoc.,
  4.20%, 6/4/01 ................................      12,500,000      12,450,417
  4.19%, 6/6/01 ................................      12,500,000      12,447,625
  4.13%, 7/26/01 ...............................      12,600,000      12,475,687
Federal Home Loan Mortgage Corp.,
  4.32%, 5/21/01 ...............................      11,500,000      11,472,400
  4.23%, 5/30/01 ...............................      12,500,000      12,457,406
  4.28%, 5/30/01 ...............................      12,600,000      12,556,558
  4.17%, 6/19/01 ...............................      12,500,000      12,429,052
  4.18%, 6/19/01 ...............................      12,600,000      12,528,313
Student Loan Marketing Assoc.,
  4.50%, 5/1/01 ................................      48,000,000      48,000,000
                                                                    ------------
Total Investments
  (Cost $300,683,860) (a) ......................            90.5%    300,683,860
Other Assets in Excess of Liabilities ..........             9.5      31,459,929
                                                           -----    ------------
Net Assets .....................................           100.0%   $332,143,789
                                                           =====    ============

(a) At April 30, 2001, the net unrealized appreciation on investments based on cost for federal income tax purposes was the same as the cost for financial reporting purposes.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER MONEY MARKET PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                                            -29-

                                                   Six Months
                                                      Ended                           Year Ended October 31,
                                                    April 30,     ----------------------------------------------------------------
                                                     2001(i)        2000          1999          1998          1997          1996
                                                    --------      --------      --------      --------      --------      --------
Net asset value, beginning of period ...........    $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000
                                                    --------      --------      --------      --------      --------      --------
Net investment income ..........................       .0250         .0527         .0423         .0476         .0479         .0521

Dividends from net investment income ...........      (.0250)       (.0527)       (.0423)       (.0476)       (.0479)       (.0521)
                                                    --------      --------      --------      --------      --------      --------
Net asset value, end of period .................    $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000
                                                    ========      ========      ========      ========      ========      ========
Total Return ...................................        2.5%          5.4%          4.3%          4.9%          4.9%          5.3%
                                                    ========      ========      ========      ========      ========      ========
Ratios and Supplemental Data:
   Net assets, end of period
   (000's omitted) .............................    $332,144      $233,526      $241,310      $172,862      $179,407      $285,702
                                                    ========      ========      ========      ========      ========      ========
Ratio of expenses to average net assets ........        .68%          .78%          .72%          .76%          .81%          .41%
                                                    ========      ========      ========      ========      ========      ========
Decrease reflected in above
   expense ratios due to
   management fee waivers ......................          --            --            --            --            --          .38%
                                                    ========      ========      ========      ========      ========      ========
Ratio of net investment income
   to average net assets .......................       5.06%         5.14%         4.37%         4.84%         4.76%         5.18%
                                                    ========      ========      ========      ========      ========      ========

(i) Unaudited. Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

                                                                            -30-
THE ALGER FUND
STATEMENTS OF ASSETS AND LIABILITIES
(in thousands, except per share amounts) (Unaudited)
April 30, 2001

                                                                           Small                              Capital
                                                           LargeCap      Capital-                MidCap       Appre-         Money
                                                            Growth        ization    Balanced    Growth       ciation       Market
ASSETS:                                                    Portfolio     Portfolio   Portfolio  Portfolio    Portfolio     Portfolio
                                                           ----------    --------    --------    --------    ----------    --------
Investments in securities, at value
  (identified cost*)--see accompanying
  schedules of investments ............................    $1,145,021    $284,671    $366,208    $723,738    $1,169,547    $300,684
Cash ..................................................            42          76          24          52            81          91
Receivable for investment securities sold .............        12,918      13,381       2,416      18,486        11,560          --
Receivable for shares of beneficial
  interest sold .......................................         3,822         238       1,020       2,970         2,047      35,652
Dividends and interest
  receivable ..........................................           285           8       2,046          46           342          --
Prepaid expenses ......................................            39          50          23          17            63          78
                                                           ----------    --------    --------    --------    ----------    --------
Total Assets ..........................................     1,162,127     298,424     371,737     745,309     1,183,640     336,505
                                                           ----------    --------    --------    --------    ----------    --------

LIABILITIES:

Payable for securities loaned .........................        21,093          --       1,078          --        40,789          --
Payable for investment
  securities purchased ................................            --      11,195      18,457       1,644            --          --
Payable for shares of beneficial
  interest redeemed ...................................         7,526       5,771         274      16,426         7,287       4,001
Accrued investment management fees ....................           639         184         203         430           733         141
Accrued distribution fees .............................           483         115         131         316           518          --
Accrued shareholder servicing fees ....................           213          54          68         134           216          --
Dividends payable--Note 2(e) ..........................            --          --          --          --            --          72
Accrued expenses ......................................           477         223         139         328           541         147
                                                           ----------    --------    --------    --------    ----------    --------
  Total Liabilities ...................................        30,431      17,542      20,350      19,278        50,084       4,361
                                                           ----------    --------    --------    --------    ----------    --------
NET ASSETS ............................................    $1,131,696    $280,882    $351,387    $726,031    $1,133,556    $332,144
                                                           ==========    ========    ========    ========    ==========    ========

Net Assets Consist of:
  Paid-in capital .....................................    $1,171,027    $400,854    $359,436    $712,961    $1,482,794    $332,479
  Undistributed net investment
    income (accumulated loss) .........................       (15,865)     (9,985)      1,873      (9,702)      (23,939)         --
  Undistributed net realized
    gain (accumulated loss) ...........................       (47,350)   (104,467)    (12,705)    (56,397)     (273,146)       (335)
  Net unrealized appreciation (depreciation) ..........        23,884      (5,520)      2,783      79,169       (52,153)         --
                                                           ----------    --------    --------    --------    ----------    --------

NET ASSETS ............................................    $1,131,696    $280,882    $351,387    $726,031    $1,133,556    $332,144
                                                           ==========    ========    ========    ========    ==========    ========
Class A
   Net Asset Value Per Share ..........................    $    11.57    $   4.54    $  20.07    $   7.96    $     9.85          --
                                                           ==========    ========    ========    ========    ==========    ========
   Offering Price Per Share ...........................    $    12.15    $   4.77    $  21.07    $   8.36    $    10.34          --
                                                           ==========    ========    ========    ========    ==========    ========
Class B
   Net Asset Value and
    Offering Price Per Share ..........................    $    11.07    $   4.32    $  19.60    $   7.59    $     9.48    $   1.00
                                                           ==========    ========    ========    ========    ==========    ========
Class C
  Net Asset Value Per Share ...........................    $    11.06    $   4.32    $  19.68    $   7.57    $     9.48          --
                                                           ==========    ========    ========    ========    ==========    ========
  Offering Price Per Share ............................    $    11.17    $   4.36    $  19.88    $   7.65    $     9.58          --
                                                           ==========    ========    ========    ========    ==========    ========
Shares of beneficial interest outstanding--Note 6
  Class A .............................................        24,529      19,251       6,193      20,071        23,102          --
                                                           ==========    ========    ========    ========    ==========    ========
  Class B .............................................        70,916      43,252       8,558      67,105        81,381     332,479
                                                           ==========    ========    ========    ========    ==========    ========
  Class C .............................................         5,672       1,543       3,015       7,537        14,153          --
                                                           ==========    ========    ========    ========    ==========    ========

*Identified cost ......................................    $1,121,137    $290,191    $363,425    $644,569    $1,221,700    $300,684
                                                           ==========    ========    ========    ========    ==========    ========

                       See Notes to Financial Statements.

THE ALGER FUND

STATEMENTS of operations (in thousands) (Unaudited)
For the six months ended April 30, 2001

                                                                           Small                              Capital
                                                           LargeCap      Capital-                MidCap       Appre-         Money
                                                            Growth        ization    Balanced    Growth       ciation       Market
INVESTMENT INCOME:                                         Portfolio     Portfolio   Portfolio  Portfolio    Portfolio     Portfolio
                                                           ----------    --------    --------    --------    ----------    --------
Income:
  Dividends ...........................................    $    4,177    $    103    $    581    $    211    $    3,680    $     --
  Interest ............................................         1,521       1,127       4,701       2,309         3,187       9,962
                                                           ----------    --------    --------    --------    ----------    --------
  Total Income ........................................         5,698       1,230       5,282       2,520         6,867       9,962
                                                           ----------    --------    --------    --------    ----------    --------

Expenses:
  Management fees--Note 3(a) ..........................         4,157       1,380       1,139       2,703         5,220         867
  Distribution fees--Note 3(b):
    Class B ...........................................         2,937         878         540       1,834         3,131          --
    Class C ...........................................           227          30         197         193           547          --
  Shareholder servicing fees--Note 3(f) ...............         1,386         406         380         845         1,535          --
  Interest on line of credit utilized--Note 5 .........             5          --          --           1            --          --
  Custodian fees ......................................            49          25          21          32            57          14
  Transfer agent fees and
    expenses--Note 3(e) ...............................         1,251         480         222         702         1,515         255
  Professional fees ...................................            25          10           6          16            21           5
  Trustees' fees ......................................             4           4           4           4             4           4
  Registration fees ...................................            49          50          35          89            20           9
  Miscellaneous .......................................           105          39          20          74            72          33
                                                           ----------    --------    --------    --------    ----------    --------
  Total Expenses ......................................        10,195       3,302       2,564       6,493        12,122       1,187
                                                           ----------    --------    --------    --------    ----------    --------
NET INVESTMENT
  INCOME (LOSS) .......................................        (4,497)     (2,072)      2,718      (3,973)       (5,255)      8,775
                                                           ----------    --------    --------    --------    ----------    --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments ......................       (36,150)   (104,060)    (11,608)    (52,743)     (251,333)       (256)
Net change in unrealized appreciation
  (depreciation) on investments .......................      (101,703)    (30,642)     (4,542)    (17,246)     (119,434)         --
                                                           ----------    --------    --------    --------    ----------    --------
Net realized and unrealized
  loss on investments .................................      (137,853)   (134,702)    (16,150)    (69,989)     (370,767)       (256)
                                                           ----------    --------    --------    --------    ----------    --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ..........................................    $ (142,350)   $(136,774)  $(13,432)   $(73,962)   $ (376,022)   $  8,519
                                                           ==========    ========    ========    ========    ==========    ========

                       See Notes to Financial Statements.

THE ALGER FUND

STATEMENTS OF CHANGES IN NET ASSETS (in thousands) (Unaudited) For the six months ended April 30, 2001

                                                                           Small                              Capital
                                                           LargeCap      Capital-                MidCap       Appre-         Money
                                                            Growth        ization    Balanced    Growth       ciation       Market
INVESTMENT INCOME:                                         Portfolio     Portfolio   Portfolio  Portfolio    Portfolio     Portfolio
                                                           ----------    --------    --------    --------    ----------    --------
Net investment income (loss) ...........................   $   (4,497)   $ (2,072)   $  2,718    $ (3,973)   $   (5,255)   $  8,775

Net realized loss on investments .......................      (36,150)   (104,060)    (11,608)    (52,743)     (251,333)       (256)

Net change in unrealized appreciation
  (depreciation) on investments ........................     (101,703)    (30,642)     (4,542)    (17,246)     (119,434)         --
                                                           ----------    --------    --------    --------    ----------    --------
  Net increase (decrease) in net assets
    resulting from operations ..........................     (142,350)   (136,774)    (13,432)    (73,962)     (376,022)      8,519
                                                           ----------    --------    --------    --------    ----------    --------
Dividends and distributions to
  shareholders from:

 Net investment income

  Class A ..............................................           --          --      (1,065)         --            --          --

  Class B ..............................................           --          --      (1,254)         --            --      (8,775)

  Class C ..............................................           --          --        (441)         --            --          --

 Net realized gains
  Class A ..............................................      (18,355)    (20,030)         --     (14,320)      (10,161)         --
  Class B ..............................................      (60,776)    (67,405)         --     (64,744)      (37,779)         --
  Class C ..............................................       (4,659)     (2,276)         --      (6,442)       (6,592)         --
                                                           ----------    --------    --------    --------    ----------    --------
Total dividends and distributions to shareholders ......      (83,790)    (89,711)     (2,760)    (85,506)      (54,532)     (8,775)
                                                           ----------    --------    --------    --------    ----------    --------
Increase (decrease) from shares of beneficial
  interest transactions:

  Class A ..............................................        7,825      29,132      35,945      43,566       (53,982)         --

  Class B ..............................................       48,390      28,841      43,496      98,698         9,594      98,874

  Class C ..............................................        9,507       1,244      12,752      17,866         4,708          --
                                                           ----------    --------    --------    --------    ----------    --------
Net increase (decrease) from shares of beneficial
   interest transactions--Note 6 .......................       65,722      59,217      92,193     160,130       (39,680)     98,874
                                                           ----------    --------    --------    --------    ----------    --------
   Total increase (decrease) ...........................     (160,418)   (167,268)     76,001         662      (470,234)     98,618

Net Assets:

    Beginning of period ................................    1,292,114     448,150     275,386     725,369     1,603,790     233,526
                                                           ----------    --------    --------    --------    ----------    --------
    End of period ......................................   $1,131,696    $280,882    $351,387    $726,031    $1,133,556    $332,144
                                                           ==========    ========    ========    ========    ==========    ========
Undistributed net investment
  income (accumulated loss) ............................   $  (15,865)   $ (9,985)   $  1,873    $ (9,702)   $  (23,939)   $     --
                                                           ==========    ========    ========    ========    ==========    ========

                       See Notes to Financial Statements.

                                                                            -33-
THE ALGER FUND
STATEMENTS  OF CHANGES IN NET ASSETS (in  thousands)
For the year ended October 31, 2000

                                                                           Small                              Capital
                                                           LargeCap      Capital-                MidCap       Appre-         Money
                                                            Growth        ization    Balanced    Growth       ciation       Market
                                                           Portfolio*    Portfolio   Portfolio  Portfolio    Portfolio     Portfolio
                                                           ----------    --------    --------    --------    ----------    --------
Net investment income (loss) ...........................   $  (11,368)   $ (7,913)   $  1,915    $ (5,729)   $  (18,684)   $ 15,930

Net realized gain (loss) on investments ................       82,649      92,099        (924)     84,452        39,348          (3)

Net change in unrealized appreciation
  (depreciation) on investments ........................       (5,654)    (83,423)      1,906      71,287       (49,790)         --
                                                           ----------    --------    --------    --------    ----------    --------
  Net increase (decrease) in net assets
    resulting from operations ..........................       65,627         763       2,897     150,010       (29,126)     15,927
                                                           ----------    --------    --------    --------    ----------    --------
Dividends and distributions to
  shareholders from:

 Net investment income

  Class A ..............................................           --          --         (85)         --            --          --

  Class B ..............................................           --          --        (118)         --            --     (15,930)

  Class C ..............................................           --          --         (24)         --            --          --

 Net realized gains

   Class A .............................................      (38,393)     (9,118)     (1,018)     (7,104)      (24,442)         --

  Class B ..............................................     (136,938)    (73,991)     (4,386)    (47,287)      (91,441)         --

  Class C ..............................................       (6,306)     (1,539)     (1,265)     (2,332)       (7,820)         --
                                                           ----------    --------    --------    --------    ----------    --------
Total dividends and distributions to shareholders ......     (181,637)    (84,648)     (6,896)    (56,723)     (123,703)    (15,930)
                                                           ----------    --------    --------    --------    ----------    --------
Increase (decrease) from shares of beneficial
  interest transactions:

  Class A ..............................................      120,024      56,656      82,915      74,593       248,964          --

  Class B ..............................................      216,520     (28,373)     81,066     212,448       556,754      (7,781)

  Class C ..............................................       40,873       6,265      35,683      36,829       164,212          --
                                                           ----------    --------    --------    --------    ----------    --------
Net increase (decrease) from shares of beneficial
  interest transactions--Note 6 ........................      377,417      34,548     199,664     323,870       969,930      (7,781)
                                                           ----------    --------    --------    --------    ----------    --------
   Total increase (decrease) ...........................      261,407     (49,337)    195,665     417,157       817,101      (7,784)

Net Assets:

    Beginning of year ..................................    1,030,707     497,487      79,721     308,212       786,689     241,310
                                                           ----------    --------    --------    --------    ----------    --------
    End of year ........................................   $1,292,114    $448,150    $275,386    $725,369    $1,603,790    $233,526
                                                           ==========    ========    ========    ========    ==========    ========
Undistributed net investment
  income (accumulated loss) ............................   $  (11,368)   $ (7,913)   $  1,915    $ (5,729)   $  (18,684)   $     --
                                                           ==========    ========    ========    ========    ==========    ========

* Prior to September 29, 2000, the Alger LargeCap Growth Portfolio was the Alger Growth Portfolio.

                       See Notes to Financial Statements.

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1 -- General:

     The Alger Fund (the "Fund") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing an unlimited number of shares of beneficial interest in six portfolios--LargeCap Growth Portfolio, Small Capitalization Portfolio, Balanced Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio and Money Market Portfolio (the "Portfolios"). The LargeCap Growth Portfolio, Small Capitalization Portfolio, MidCap Growth Portfolio and Capital Appreciation Portfolio normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. The Money Market Portfolio's investment objective is high current income which it seeks to achieve by investing in short-term instruments.

     Each Portfolio, other than the Money Market Portfolio, offers Class A, Class B and Class C shares. Class A and Class C shares were first offered on January 1, 1997 and August 1, 1997, respectively. Class A shares are generally subject to an initial sales charge while Class B shares are generally subject to a deferred sales charge. Class C shares are generally subject to an initial sales charge and a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Each class has identical rights to assets and earnings except that only Class B and Class C shares have plans of distribution and bear the related expenses. NOTE 2 -- Significant Accounting Policies:

(a) INVESTMENT VALUATION: Investments of the Portfolios, other than the Money Market Portfolio, are valued on each day the NewYork Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

     Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

     The investments of the Money Market Portfolio, and short-term securities held by the other Portfolios having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which

                                                                            -35-
THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. At April 30, 2001, the value of securities loaned and collateral received thereon were as follows:

                                                     Value of
                                                    Securities        Value of
                                                      Loaned         Collateral
                                                    -----------      -----------

LargeCap Growth Portfolio ....................      $21,093,157      $21,545,883
Small Capitalization
  Portfolio ..................................        6,814,184        7,738,558
Balanced Portfolio ...........................        1,078,400        1,119,960
MidCap Growth
  Portfolio ..................................       22,884,912       22,992,947
Capital Appreciation
  Portfolio ..................................       40,788,917       40,739,418
Money Market
  Portfolio ..................................               --               --

(e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date.

     The Money Market Portfolio declares dividends daily from net investment income; such dividends are paid monthly. The dividends from net investment income of the other Portfolios are declared and paid annually.

     With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

     Each class is treated separately in determining the amounts of dividends of net investment income and distributions of capital gains payable to holders of its shares.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions, other than the Money Market Portfolio, may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

(f) FEDERAL INCOME TAXES: It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Portfolio maintains such compliance, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At April 30, 2001, the net capital loss carryforwards of the Money Market Portfolio which may be used to offset future net realized gains were approximately $75,000, and expire between 2001 and 2007.

(g) ALLOCATION METHODS: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them. Income, realized and unrealized gains and losses, and expenses of each Portfolio, other than the Money Market Portfolio, are allocated among the Portfolio's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class B and Class C shares.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3 -- Investment Management Fees
and Other Transactions with Affiliates:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the

                                                                            -36-
THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

average daily net assets of each Portfolio at the following annual rates:

  LargeCap Growth Portfolio ..........................................  .75%
  Small Capitalization Portfolio .....................................  .85
  Balanced Portfolio .................................................  .75
  MidCap Growth Portfolio ............................................  .80
  Capital Appreciation Portfolio .....................................  .85
  Money Market Portfolio .............................................  .50

(b) DISTRIBUTION FEES: Class B Shares--The Fund has adopted an Amended and Restated Plan of Distribution pursuant to which Class B shares of each Portfolio, other than the Money Market Portfolio, reimburse Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor"), for costs and expenses incurred by the Distributor in connection with advertising, marketing and selling the Class B shares. The distribution fee is not to exceed an annual rate of .75% of the respective average daily net assets of the Class B shares of the designated Portfolios. If in any month, the costs incurred by the Distributor relating to the Class B shares are in excess of the distribution fees charged to the Class B shares of the Portfolios, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of April 30, 2001, such excess carried forward was approximately $21,447,000, $15,851,000, $4,754,000, $8,192,000 and $29,137,000 for Class B shares of the
LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, and the Capital Appreciation Portfolio, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(c) below.

Class C Shares--The Fund has adopted a Distribution Plan pursuant to which Class C shares of each Portfolio, other than the Money Market Portfolio, pay the Distributor a fee at the annual rate of .75% of the respective average daily net assets of the Class C shares of the designated Portfolios to compensate the Distributor for its activities and expenses incurred in distributing the Class C shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) SALES CHARGES: The purchases and sales of shares of the Portfolios, other than the Money Market Portfolio, may be subject to initial sales charges or contingent deferred sales charges. For the six months ended April 30, 2001, the initial sales charges and contingent deferred sales charges retained by the Distributor were approximately $61,000 and $4,916,000, respectively. The contingent deferred sales charges are used by the Distributor to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Fund.

(d) BROKERAGE COMMISSIONS: During the six months ended April 30, 2001, the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio paid the Distributor commissions of $897,673, $332,933, $130,058, $478,551 and
$834,713, respectively, in connection with securities transactions.

(e) TRANSFER AGENT FEES AND EXPENSES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund.

                                                                            -37-
THE ALGER FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

During the six months ended April 30, 2001, the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio incurred fees of $840,820, $471,850, $167,155, $517,960, $1,297,750 and
$189,640, respectively, for services provided by Alger Services. In addition, during the six months ended April 30, 2001, the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio reimbursed Alger Services $410,002, $8,065, $55,205, $183,853, $217,627 and
$65,341, respectively, for transfer agent related expenses paid by Alger Services on behalf of the Portfolios.

(f) SHAREHOLDER SERVICING FEES: The Fund has entered into a shareholder servicing agreement with the Distributor whereby the Distributor provides each Portfolio, other than the Money Market Portfolio, with ongoing servicing of shareholder accounts. As compensation for such services, each designated Portfolio pays the Distributor a monthly fee at an annual rate equal to .25% of each Portfolio's average daily net assets.

(g) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services.

NOTE 4 -- Securities Transactions:

     The following summarizes the securities transactions by the Fund, other than short-term securities, for the six months ended April 30, 2001 (in thousands):

                                                   Purchases            Sales
                                                  ------------      ------------

LargeCap Growth
  Portfolio ................................      $552,374,843      $500,527,532
Small Capitalization
  Portfolio ................................       264,706,795       267,064,432
Balanced Portfolio .........................       199,353,083        92,607,571
MidCap Growth
  Portfolio ................................       414,922,972       299,047,783
Capital Appreciation
  Portfolio ................................       624,927,822       577,148,895

NOTE 5 -- Lines of Credit:

     The Fund has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. With the exception of the Capital Appreciation Portfolio, the Fund borrows under such lines of credit exclusively for temporary or emergency purposes.

     The Capital Appreciation Portfolio may borrow under these lines up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Portfolio borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 2001, the Capital Appreciation Portfolio had no such borrowings.

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 6 -- Share Capital:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into six series. Each series, other than the Money Market Portfolio, is divided into three separate classes. The transactions of shares of beneficial interest were as follows:

                                               For the six months ended               For the year ended
                                                   April 30, 2001                      October 31, 2000
                                               Shares           Amount             Shares             Amount
                                            -----------     ---------------     ------------     ---------------
Alger LargeCap Growth Portfolio
 Class A:
  Shares sold ..........................     85,555,756     $ 1,015,461,248      162,449,155     $ 2,482,401,072
  Shares converted from Class B ........        948,444          11,065,976        1,743,049          26,577,277
  Dividends reinvested .................      1,455,788          17,178,299        2,500,745          35,785,660
  Shares redeemed ......................    (86,428,455)     (1,035,880,631)    (158,493,375)     (2,424,739,451)
                                            -----------     ---------------     ------------     ---------------
  Net increase .........................      1,531,533     $     7,824,892        8,199,574     $   120,024,558
                                            ===========     ===============     ============     ===============
 Class B:
  Shares sold ..........................     58,762,259     $   663,872,085      207,051,376     $ 3,059,360,172
  Dividends reinvested .................      5,101,144          57,744,954        9,240,884         128,263,469
  Shares converted to Class A ..........       (990,445)        (11,065,976)      (1,801,857)        (26,577,277)
  Shares redeemed ......................    (58,405,648)       (662,160,454)    (199,088,996)     (2,944,526,617)
                                            -----------     ---------------     ------------     ---------------
  Net increase .........................      4,467,310     $    48,390,609       15,401,407     $   216,519,747
                                            ===========     ===============     ============     ===============
 Class C:
  Shares sold ..........................      1,662,696     $    19,048,923        6,077,592     $    89,824,465
  Dividends reinvested .................        395,810           4,476,606          439,173           6,091,330
  Shares redeemed ......................     (1,242,221)        (14,018,651)      (3,749,529)        (55,042,716)
                                            -----------     ---------------     ------------     ---------------
  Net increase .........................        816,285     $     9,506,878        2,767,236     $    40,873,079
                                            ===========     ===============     ============     ===============
Alger Small Capitalization Portfolio
 Class A:
  Shares sold ..........................     75,251,603     $   393,760,200       61,143,690     $   634,356,124
  Shares converted from Class B ........      3,796,355          19,606,281        5,197,378          53,753,929
  Dividends reinvested .................      3,184,639          17,611,053          760,113           7,654,340
  Shares redeemed ......................    (75,650,393)       (401,845,765)     (61,193,895)       (639,108,096)
                                            -----------     ---------------     ------------     ---------------
  Net increase .........................      6,582,204     $    29,131,769        5,907,286     $    56,656,297
                                            ===========     ===============     ============     ===============
 Class B:
  Shares sold ..........................      6,392,985     $    30,592,682       45,801,106     $   475,351,587
  Dividends reinvested .................     12,370,011          65,313,656        7,118,807          69,835,497
  Shares converted to Class A ..........     (3,977,294)        (19,606,281)      (5,353,313)        (53,753,929)
  Shares redeemed ......................     (9,725,872)        (47,458,678)     (50,806,572)       (519,806,493)
                                            -----------     ---------------     ------------     ---------------
  Net increase (decrease) ..............      5,059,830     $    28,841,379       (3,239,972)    $   (28,373,338)
                                            ===========     ===============     ============     ===============
 Class C:
  Shares sold ..........................        149,417     $       768,846        1,523,544     $    16,682,243
  Dividends reinvested .................        401,376           2,119,264          144,825           1,419,283
  Shares redeemed ......................       (310,301)         (1,644,610)      (1,122,291)        (11,836,447)
                                            -----------     ---------------     ------------     ---------------
  Net increase .........................        240,492     $     1,243,500          546,078     $     6,265,079
                                            ===========     ===============     ============     ===============

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                          For the six months ended              For the year ended
                                                April 30, 2001                   October 31, 2000
                                           Shares          Amount            Shares            Amount
                                        -----------     -------------     ------------     ---------------
Alger Balanced Portfolio
 Class A:
  Shares sold ......................      3,221,018     $  64,322,643        4,565,490     $    99,530,708
  Shares converted from Class B ....         35,384           709,073           71,386           1,557,011
  Dividends reinvested .............         50,567         1,011,849           50,553           1,040,369
  Shares redeemed ..................     (1,514,520)      (30,098,192)        (882,695)        (19,213,016)
                                        -----------     -------------     ------------     ---------------
  Net increase .....................      1,792,449     $  35,945,373        3,804,734     $    82,915,072
                                        ===========     =============     ============     ===============
 Class B:
  Shares sold ......................      4,174,024     $  81,628,134        8,075,884     $   173,063,380
  Dividends reinvested .............         59,494         1,166,087          208,439           4,227,147
  Shares converted to Class A ......        (36,179)         (709,073)         (72,703)         (1,557,011)
  Shares redeemed ..................     (1,982,654)      (38,588,796)      (4,422,449)        (94,667,065)
                                        -----------     -------------     ------------     ---------------
  Net increase .....................      2,214,685     $  43,496,352        3,789,171     $    81,066,451
                                        ===========     =============     ============     ===============
 Class C:
  Shares sold ......................      1,128,142     $  22,277,587        1,898,378     $    40,718,761
  Dividends reinvested .............         20,669           406,567           54,299           1,104,984
  Shares redeemed ..................       (506,774)       (9,932,365)        (288,169)         (6,141,241)
                                        -----------     -------------     ------------     ---------------
  Net increase .....................        642,037     $  12,751,789        1,664,508     $    35,682,504
                                        ===========     =============     ============     ===============
Alger MidCap Growth Portfolio
 Class A:*

  Shares sold ......................     90,079,147     $ 733,595,565      145,344,275     $ 1,400,353,840
  Shares converted from Class B ....        628,251         5,085,425        1,036,760           9,984,433
  Dividends reinvested .............      1,711,048        13,585,724          869,019           6,856,558
  Shares redeemed ..................    (86,272,707)     (708,700,690)    (139,332,954)     (1,342,601,390)
                                        -----------     -------------     ------------     ---------------
  Net increase .....................      6,145,739     $  43,566,024        7,917,100     $    74,593,441
                                        ===========     =============     ============     ===============

 Class B:*
  Shares sold ......................     32,162,839     $ 255,939,045       54,409,817     $   511,828,795
  Dividends reinvested .............      7,947,406        60,320,808        5,616,424          42,984,366
  Shares converted to Class A ......       (657,469)       (5,085,425)      (1,072,154)         (9,984,433)
  Shares redeemed ..................    (26,764,183)     (212,476,442)     (35,562,632)       (332,380,942)
                                        -----------     -------------     ------------     ---------------
  Net increase .....................     12,688,593     $  98,697,986       23,391,455     $   212,447,786
                                        ===========     =============     ============     ===============
 Class C:*
  Shares sold ......................      3,352,492     $  26,673,752        5,308,692     $    50,459,581
  Dividends reinvested .............        812,983         6,162,412          284,495           2,173,537
  Shares redeemed ..................     (1,884,361)      (14,970,285)      (1,693,505)        (15,804,677)
                                        -----------     -------------     ------------     ---------------
  Net increase .....................      2,281,114     $  17,865,879        3,899,682     $    36,828,441
                                        ===========     =============     ============     ===============

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                For the six months ended               For the year ended
                                                     April 30, 2001                     October 31, 2000
                                                Shares             Amount            Shares              Amount
                                           ---------------    ---------------    ---------------    ----------------
Alger Capital Appreciation Portfolio
 Class A:
   Shares sold .........................        85,940,822    $   934,030,639        167,135,442    $  2,628,765,000
   Shares converted from Class B .......           372,245          3,820,559            910,674          14,344,012
   Dividends reinvested ................           877,332          9,791,019          1,559,442          23,422,814
   Shares redeemed .....................       (91,138,661)    (1,001,624,572)      (153,453,836)     (2,417,567,657)
                                           ---------------    ---------------    ---------------    ----------------
  Net increase (decrease) ..............        (3,948,262)   $   (53,982,355)        16,151,722    $    248,964,169
                                           ===============    ===============    ===============    ================

 Class B:
   Shares sold .........................        41,146,591    $   445,357,735        137,803,098    $  2,111,394,871
   Dividends reinvested ................         3,314,857         35,701,014          5,932,840          86,797,445
   Shares converted to Class A .........          (386,252)        (3,820,559)          (937,583)        (14,344,012)
   Shares redeemed .....................       (43,414,205)      (467,644,597)      (106,892,604)     (1,627,094,311)
                                           ---------------    ---------------    ---------------    ----------------
   Net increase ........................           660,991          9,593,593         35,905,751    $    556,753,993
                                           ===============    ===============    ===============    ================
 Class C:
  Shares sold ..........................         6,232,843    $    64,841,304         16,104,072    $    247,401,803
  Dividends reinvested .................           575,854          6,196,182            498,863           7,293,385
  Shares redeemed ......................        (6,459,892)       (66,329,063)        (6,097,998)        (90,483,748)
                                           ---------------    ---------------    ---------------    ----------------
   Net increase ........................           348,805    $     4,708,423         10,504,937    $    164,211,440
                                           ===============    ===============    ===============    ================
Alger Money Market Portfolio
  Shares sold ..........................   $ 4,087,454,784    $ 4,087,454,784     11,125,335,270    $ 11,125,335,270
  Dividends reinvested .................         7,224,598          7,224,598         12,394,274          12,394,274
  Shares redeemed ......................    (3,995,805,490)    (3,995,805,490)   (11,145,511,173)    (11,145,511,173)
                                           ---------------    ---------------    ---------------    ----------------
  Net  increase (decrease) .............        98,873,892    $    98,873,892         (7,781,629)   $     (7,781,629)
                                           ===============    ===============    ===============    ================

----------
* Adjusted to reflect the effect of a 3 for 1 stock split which occurred on April 20, 2000.

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





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


THE ALGER FUND

1 World Trade Center
Suite 9333
New York, N.Y. 10048
(800) 992-3863
www.algerfund.com

BOARD OF TRUSTEES

Fred M. Alger, Chairman
David D. Alger
Charles F. Baird, Jr.
Roger P. Cheever
Lester L. Colbert, Jr.
James P. Connelly, Jr.
Stephen E. O'Neil
Nathan E. Saint-Amand
B. Joseph White

INVESTMENT MANAGER

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, N.Y. 10048

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, N.J. 07302


TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, N.J. 07302

This report is submitted for the general information of the shareholders of The Alger Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

REP41

                                                                  THE ALGER FUND

                                                              SEMI-ANNUAL REPORT

                                                                  APRIL 30, 2001
                                                                     (UNAUDITED)

                                                 ALGER LARGECAP GROWTH PORTFOLIO
                                            ALGER SMALL CAPITALIZATION PORTFOLIO

                                                        ALGER BALANCED PORTFOLIO
                                                   ALGER MIDCAP GROWTH PORTFOLIO

                                            ALGER CAPITAL APPRECIATION PORTFOLIO
                                                    ALGER MONEY MARKET PORTFOLIO

                                                                  [LOGO OMITTED]